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UBS PaineWebber RMA

Money Market Portfolio
U.S. Government Portfolio
Tax-Free Fund, Inc.
California Municipal Money Fund
New York Municipal Money Fund
New Jersey Municipal Money Fund

Semiannual Report

December 31, 2002

UBS PaineWebber RMA

February 14, 2003

Dear Shareholder,

We present you with the semiannual report for UBS PaineWebber RMA Money Market Portfolio; UBS PaineWebber RMA U.S. Government Portfolio; UBS PaineWebber RMA Tax-Free Fund, Inc.; UBS PaineWebber RMA California Municipal Money Fund; UBS PaineWebber RMA New York Municipal Money Fund; and UBS PaineWebber RMA New Jersey Municipal Money Fund, for the six months ended December 31, 2002.

An Interview with Portfolio Managers Susan Ryan and Debbie Baggett

Q. Can you describe the economic environment during the reporting period?

A. It makes sense here to take a look at the year as a whole. While the economy expanded in 2002, growth rates fluctuated throughout the year. Following a 1.7% gain in Gross Domestic Product (GDP) during the fourth quarter of 2001, GDP surged ahead during the first three months of 2002--rising to a rate of 5.0%. However, economic growth took a step backwards in the second quarter, as GDP came in at 1.3%. Although the news improved during the third quarter of 2002--with GDP rising to 4.0%--the fourth quarter number, at 1.4%, showed a dramatic slowdown in growth.

UBS PaineWebber RMA Money Market Portfolio, UBS PaineWebber RMA U.S. Government Portfolio

Investment Goal (both Portfolios): Maximum current income consistent with preservation of capital and liquidity.

Portfolio Manager (both Portfolios): Susan P. Ryan, UBS Global Asset Management
(US) Inc.

Commencement (both Portfolios): October 4, 1982

UBS PaineWebber RMA Tax-Free Fund, Inc., UBS PaineWebber RMA California Municipal Money Fund, UBS PaineWebber RMA New York Municipal Money Fund, UBS PaineWebber RMA New Jersey Municipal Money Fund

Investment Goal (all four Funds): Maximum current income exempt from federal and/or a specific state's personal income taxes consistent with preservation of capital and liquidity.

Portfolio Manager (all four Funds): Debbie Baggett, UBS Global Asset Management
(US) Inc.

Commencement:
October 4, 1982 (Tax-Free) November 7, 1988 (California Municipal) November 10, 1988 (New York Municipal) February 1, 1991 (New Jersey Municipal)

Dividend Payments (all six Funds): Monthly


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

UBS PaineWebber RMA

Q. What are some of the reasons why economic growth appears to be slowing?

A. For a time, consumers were propping up the economy, while many corporations postponed major purchases pending clearer signs of a sustainable economic upturn. Zero percent financing for automobiles and the incremental cash people received by refinancing their homes in part fueled the strength in consumer spending. However, the pent-up demand for automobiles has waned, and the refinancing boom has likely peaked. In addition, heightening geopolitical risk--namely the potential for another terrorist strike, a possible conflict with Iraq, and uncertainty in North Korea--appears to be inhibiting both consumer and corporate spending.

Q. How did the Federal Reserve Board (the "Fed") react to the weakening economy during the fourth quarter?

A. In November 2002, the Fed acknowledged that the economy had hit a "soft spot." After holding interest rates steady during the first ten months of the year, the Fed moved into action in early November 2002 and lowered the federal funds rate one half percentage point to 1.25%, a 41-year low.

Q. How did the RMA Funds perform in this turbulent environment?

A. Money market yields remained at low levels throughout the period. As of December 31, 2002, the 7-day current yields for the funds were as follows:
   UBS PaineWebber RMA Money Market Portfolio--0.94%; UBS PaineWebber RMA U.S. Government Portfolio--0.99%; UBS PaineWebber RMA Tax-Free Fund, Inc.--0.85%; UBS PaineWebber RMA California Municipal Money Fund--0.77%; UBS PaineWebber RMA New York Municipal Money Fund--0.84%; and UBS PaineWebber RMA New Jersey Municipal Money Fund--0.68%. (For more on the Funds' performance, refer to "Portfolio Statistics" on page 5.)

Q. What strategies did you implement over the review period?

A. In terms of investment strategies, the Portfolios and Funds continued to utilize a "barbell" strategy, whereby we purchased securities at both ends of the maturity spectrum. The Funds' and Portfolios' longer-term securities--with maturities up to one year in duration--were used to lock in higher yields as interest rates fell. At the same time, our shorter-term securities--typically less than a month in duration--provided liquidity.

   In addition, given the combination of an uncertain economy, a proliferation of corporate accounting scandals, and high profile bankruptcies, the credit mar-


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

UBS PaineWebber RMA

   kets were extremely volatile during the period. Therefore, within the Money Market Portfolio, we emphasized Treasury and Agency securities that offered the highest credit quality and liquidity. As such, we were able to avoid the problems that plagued the corporate credit markets.

Q. What is your outlook for the economy, and how do you anticipate structuring the Funds and the Portfolios going forward?

A. Looking ahead, we are skeptical concerning the strength of an economic recovery. In December 2002, manufacturing activity increased; however, the holiday shopping season was weak and unemployment was high. In early January 2003, President Bush proposed an economic stimulus package with a wide range of tax cuts. However, it was just that--a proposal. In addition, the geopolitical "cloud" hanging over the economy casts a wide shadow, and presents an added challenge to economic recovery.

   With regard to our investment strategy, credit quality and liquidity will continue to be paramount. For all of the RMA Funds, we anticipate maintaining the use of a barbell strategy. In addition, we expect to allocate a large portion of the Money Market Portfolio to carefully selected Treasuries and Agencies.

As always, our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS funds,* please contact your financial advisor or visit us at www.ubs.com.


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                                                                               3

UBS PaineWebber RMA

Sincerely,

/s/ Brian M. Storms

Brian M. Storms
President
UBS PaineWebber RMA Money Fund, Inc. (UBS PaineWebber RMA Money Market
  Portfolio and UBS PaineWebber RMA U.S. Government Portfolio)
UBS PaineWebber RMA Tax-Free Fund, Inc.
UBS PaineWebber Managed Municipal Trust (UBS PaineWebber RMA California
  Municipal Money Fund and UBS PaineWebber RMA New York Municipal Money Fund) UBS PaineWebber Municipal Money Market Series (UBS PaineWebber RMA New Jersey
  Municipal Money Fund)
President and Chief Executive Officer
UBS Global Asset Management (US) Inc.

/s/ Susan P. Ryan                       /s/ Debbie Baggett

Susan P. Ryan                           Debbie Baggett
Portfolio Manager                       Portfolio Manager
UBS PaineWebber RMA Money Market        UBS PaineWebber RMA Tax-Free Fund,
  Portfolio                               Inc.
UBS PaineWebber RMA U.S.                UBS PaineWebber RMA California
  Government Portfolio                    Municipal Money Fund
Executive Director                      UBS PaineWebber RMA New York
UBS Global Asset Management (US) Inc.     Municipal Money Fund
                                        UBS PaineWebber RMA New Jersey
                                          Municipal Money Fund
                                        Executive Director
                                        UBS Global Asset Management (US) Inc.

This letter is intended to assist shareholders in understanding how the funds and portfolios performed during the six-month period ended December 31, 2002, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your financial advisor regarding your personal investment program.

* Mutual funds are sold by prospectus only. The prospectus for a Fund or Portfolio contains more complete information regarding risks, charges and expenses, and should be read carefully before investing.


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4

UBS PaineWebber RMA

Portfolio Statistics

                                     7-Day      7-Day      Weighted
Performance and Characteristics     Current   Effective    Average
as of December 31, 2002*             Yield      Yield     Maturity**     Net Assets
--------------------------------------------------------------------------------------
UBS PaineWebber RMA
 Money Market Portfolio              0.94%      0.95%      66 days     $ 21.9 billion
--------------------------------------------------------------------------------------
UBS PaineWebber RMA
 U.S. Government Portfolio           0.99%      0.99%      75 days     $  2.5 billion
--------------------------------------------------------------------------------------
UBS Painewebber RMA
 Tax-Free Fund, Inc.                 0.85%      0.86%      31 days     $  3.2 billion
--------------------------------------------------------------------------------------
UBS Painewebber RMA
 California Municipal Money Fund     0.77%      0.77%      36 days     $795.1 million
--------------------------------------------------------------------------------------
UBS Painewebber RMA
 New York Municipal Money Fund       0.84%      0.84%      40 days     $566.8 million
--------------------------------------------------------------------------------------
UBS Painewebber RMA
 New Jersey Municipal Money Fund     0.68%      0.69%      39 days     $136.6 million
--------------------------------------------------------------------------------------

 * Yields will fluctuate. Performance data quoted represent past performance. Past performance does not guarantee future results. The Funds and Portfolios are actively managed and their composition will vary over time.
** The Funds and Portfolios are actively managed and their weighted average maturities will differ over time.

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

UBS PaineWebber RMA Money Market Portfolio

Statement of Net Assets -- December 31, 2002 (unaudited)

   Principal
     Amount                                                      Maturity        Interest
     (000)                                                        Dates            Rates                    Value
---------------------------------------------------------------------------------------------------------------------
U.S. Government and Agency Obligations--35.86%
---------------------------------------------------------------------------------------------------------------------
   $2,410,000      U.S. Treasury Bills (1)                      01/02/03 to      1.180 to
                                                                07/03/03         1.600%@               $2,403,494,000
---------------------------------------------------------------------------------------------------------------------
      178,400      U.S. Treasury Notes (1)                      01/31/03         5.500                    178,951,459
---------------------------------------------------------------------------------------------------------------------
      109,770      Federal Farm Credit Bank                     10/03/03         1.900                    109,770,000
---------------------------------------------------------------------------------------------------------------------
      219,000      Federal Farm Credit Bank                     01/02/03         1.250 to
                                                                                 1.265*                   218,969,784
---------------------------------------------------------------------------------------------------------------------
    1,281,000      Federal Home Loan Bank (1)                   01/13/03 to      1.260 to
                                                                01/14/04         5.125                  1,281,402,876
---------------------------------------------------------------------------------------------------------------------
      345,000      Federal Home Loan Bank                       01/02/03         1.220 to
                                                                                 1.275*                   344,964,436
---------------------------------------------------------------------------------------------------------------------
      506,765      Federal Home Loan Bank                       01/08/03 to      1.640 to
                                                                01/24/03         1.700@                   505,537,795
---------------------------------------------------------------------------------------------------------------------
      134,300      Federal Home Loan Mortgage Corp.             08/14/03 to      2.000 to
                                                                01/15/04         6.375                    136,442,437
---------------------------------------------------------------------------------------------------------------------
      319,000      Federal National Mortgage Association (1)    08/28/03 to      1.660 to
                                                                01/06/04         2.000                    319,000,000
---------------------------------------------------------------------------------------------------------------------
      415,000      Federal National Mortgage Association        01/02/03         1.248 to
                                                                                 1.270*                   414,982,560
---------------------------------------------------------------------------------------------------------------------
    1,324,655      Federal National Mortgage Association        01/15/03 to      1.670 to
                                                                10/17/03         1.800@                 1,321,004,701
---------------------------------------------------------------------------------------------------------------------
      602,500      Student Loan Marketing Association           04/02/03 to      1.500 to
                                                                12/22/03         2.650                    602,495,525
---------------------------------------------------------------------------------------------------------------------
Total U.S. Government and Agency Obligations
  (cost--$7,837,015,573)                                                                                7,837,015,573
---------------------------------------------------------------------------------------------------------------------
Bank Notes--1.06%
---------------------------------------------------------------------------------------------------------------------
  Domestic--1.06%
      165,000      LaSalle Bank N.A.                            01/14/03 to      2.050 to
                                                                07/28/03         2.190                    164,966,162
---------------------------------------------------------------------------------------------------------------------
       68,000      Wells Fargo Bank N.A.                        01/02/03         1.305*                    68,000,131
---------------------------------------------------------------------------------------------------------------------
Total Bank Notes
  (cost--$232,966,293)                                                                                    232,966,293
---------------------------------------------------------------------------------------------------------------------
Certificates of Deposit--9.79%
---------------------------------------------------------------------------------------------------------------------
  Domestic--2.01%
      240,000      First Tennessee Bank N.A. (Memphis)          01/07/03 to
                                                                01/17/03         1.340                    240,000,000
---------------------------------------------------------------------------------------------------------------------
      100,000      State Street Bank & Trust Co.                01/07/03         1.350                    100,000,000
---------------------------------------------------------------------------------------------------------------------
      100,000      Wells Fargo Bank N.A.                        01/16/03         1.310                    100,000,000
---------------------------------------------------------------------------------------------------------------------
                                                                                                          440,000,000
---------------------------------------------------------------------------------------------------------------------
  Yankee--7.78%
      259,000      ABN-AMRO Bank N.V.                           04/25/03 to      1.700 to
                                                                11/03/03         3.040                    258,991,191
---------------------------------------------------------------------------------------------------------------------
      100,000      Bank of Scotland N.Y.                        04/11/03         2.850                    100,000,000
---------------------------------------------------------------------------------------------------------------------
      218,000      Barclays Bank PLC                            01/02/03         1.300 to
                                                                                 1.310*                   217,983,594
---------------------------------------------------------------------------------------------------------------------


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6

UBS PaineWebber RMA Money Market Portfolio

Statement of Net Assets -- December 31, 2002 (unaudited)

   Principal
     Amount                                                     Maturity         Interest
     (000)                                                       Dates             Rates                    Value
---------------------------------------------------------------------------------------------------------------------
Certificates of Deposit--(concluded)
---------------------------------------------------------------------------------------------------------------------
  Yankee--(concluded)
     $80,000      Bayerische Landesbank Girozentrale           11/12/03          1.850%                   $80,000,000
---------------------------------------------------------------------------------------------------------------------
      85,000      Dexia Bank SA                                01/02/03          1.320*                    84,990,293
---------------------------------------------------------------------------------------------------------------------
      91,000      Dexia Bank SA                                01/06/03 to
                                                               04/22/03                                    90,998,443
---------------------------------------------------------------------------------------------------------------------
     100,000      Lloyds TSB Bank PLC                          02/24/03          2.310                    100,000,000
---------------------------------------------------------------------------------------------------------------------
      78,500      Royal Bank of Scotland PLC                   11/06/03          1.750                     78,500,000
---------------------------------------------------------------------------------------------------------------------
     100,000      Svenska Handelsbanken                        01/10/03          1.360                    100,000,000
---------------------------------------------------------------------------------------------------------------------
      25,000      Westdeutsche Landesbank Girozentrale         01/21/03          1.340*                    24,990,881
---------------------------------------------------------------------------------------------------------------------
     563,000      Westdeutsche Landesbank Girozentrale         04/09/03 to       1.365 to
                                                               11/03/03          3.035                    562,990,255
---------------------------------------------------------------------------------------------------------------------
                                                                                                        1,699,444,657
---------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit
  (cost--$2,139,444,657)                                                                                2,139,444,657
---------------------------------------------------------------------------------------------------------------------
Commercial Paper@--47.55%
---------------------------------------------------------------------------------------------------------------------
  Asset Backed-Auto & Truck--1.39%
     303,000      New Center Asset Trust                       01/21/03 to       1.340 to
                                                               02/18/03          1.360                    302,630,855
---------------------------------------------------------------------------------------------------------------------
  Asset Backed-Banking--1.50%
     203,166      Atlantis One Funding Corp.                   02/05/03 to       1.510 to
                                                               02/10/03          1.520                    202,844,959
---------------------------------------------------------------------------------------------------------------------
     125,381      Stellar Funding Group, Inc.                  01/03/03 to       1.350 to
                                                               01/30/03          1.450                    125,270,205
---------------------------------------------------------------------------------------------------------------------
                                                                                                          328,115,164
---------------------------------------------------------------------------------------------------------------------
  Asset Backed-Finance--2.68%
     586,000      K2 (USA) LLC                                 01/10/03 to       1.399 to
                                                               01/31/03          1.830*                   586,000,000
---------------------------------------------------------------------------------------------------------------------
  Asset Backed-Miscellaneous--15.35%
     215,000      Amsterdam Funding Corp.                      01/02/03 to       1.350 to
                                                               01/15/03          1.370                    214,934,843
---------------------------------------------------------------------------------------------------------------------
      50,000      Asset Securitization Cooperative Corp.       01/06/03          1.320                     49,990,833
---------------------------------------------------------------------------------------------------------------------
     215,000      Asset Securitization Cooperative Corp.       01/07/03 to       1.330 to
                                                               03/03/03          1.360*                   214,795,468
---------------------------------------------------------------------------------------------------------------------
      48,983      Barton Capital Corp.                         01/02/03          1.450                     48,981,027
---------------------------------------------------------------------------------------------------------------------
     407,540      Enterprise Funding Corp.++                   01/08/03 to       1.340 to
                                                               02/19/03          1.390                    407,206,087
---------------------------------------------------------------------------------------------------------------------
     456,698      Falcon Asset Securitization Corp.++          01/06/03 to       1.330 to
                                                               01/22/03          1.390                    456,430,747
---------------------------------------------------------------------------------------------------------------------
     220,000      Galaxy Funding, Inc.                         01/27/03 to       1.350 to
                                                               02/13/03          1.550                    219,690,319
---------------------------------------------------------------------------------------------------------------------
     190,000      Giro Funding U.S. Corp.                      01/30/03 to       1.370 to
                                                               01/31/03          1.660                    189,751,444
---------------------------------------------------------------------------------------------------------------------
     215,140      Giro Multi-Funding Corp.                     01/15/03 to       1.360 to
                                                               01/21/03          1.400                    214,990,142
---------------------------------------------------------------------------------------------------------------------
      70,264      Old Line Funding Corp.                       01/08/03          1.350                     70,245,556
---------------------------------------------------------------------------------------------------------------------


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

UBS PaineWebber RMA Money Market Portfolio

Statement of Net Assets -- December 31, 2002 (unaudited)

   Principal
     Amount                                                      Maturity        Interest
     (000)                                                        Dates            Rates                    Value
---------------------------------------------------------------------------------------------------------------------
Commercial Paper--(continued)
---------------------------------------------------------------------------------------------------------------------
  Asset Backed-Miscellaneous--(concluded)
    $110,000      Pennine Funding                               01/13/03 to      1.340 to
                                                                01/14/03         1.350%                  $109,948,417
---------------------------------------------------------------------------------------------------------------------
      71,800      Preferred Receivables Funding Corp.++         01/06/03         1.370                     71,712,564
---------------------------------------------------------------------------------------------------------------------
     105,719      Quincy Capital Corp.                          01/17/03         1.360                    105,655,099
---------------------------------------------------------------------------------------------------------------------
     300,000      Receivables Capital Corp.                     01/08/03 to      1.320 to
                                                                01/27/03         1.350                    299,779,333
---------------------------------------------------------------------------------------------------------------------
      55,451      Thunderbay Funding                            01/15/03 to      1.350 to
                                                                02/18/03         1.360                     55,404,852
---------------------------------------------------------------------------------------------------------------------
     208,885      Triple-A One Funding Corp.++                  01/10/03         1.380                    208,599,039
---------------------------------------------------------------------------------------------------------------------
     250,000      Variable Funding Capital Corp.                01/03/03 to      1.360 to
                                                                01/17/03         1.720                    249,902,306
---------------------------------------------------------------------------------------------------------------------
     166,800      Windmill Funding Corp.                        01/03/03 to      1.360 to
                                                                01/09/03         1.740                    166,762,075
---------------------------------------------------------------------------------------------------------------------
                                                                                                        3,354,780,151
---------------------------------------------------------------------------------------------------------------------
  Automobile OEM--0.32%
      20,000      BMW U.S. Capital, Inc.                        01/10/03         1.380                     19,993,100
---------------------------------------------------------------------------------------------------------------------
      50,000      Volkswagen of America, Inc.                   01/13/03         1.340                     49,977,667
---------------------------------------------------------------------------------------------------------------------
                                                                                                           69,970,767
---------------------------------------------------------------------------------------------------------------------
  Banking-Domestic--10.51%
     200,000      Abbey National Treasury                       01/02/03         1.550                    199,991,389
---------------------------------------------------------------------------------------------------------------------
     100,000      Barclays U.S. Funding Corp.                   02/06/03         1.500                     99,850,000
---------------------------------------------------------------------------------------------------------------------
      90,000      CBA (Delaware) Finance, Inc.                  01/06/03         1.360                     89,983,000
---------------------------------------------------------------------------------------------------------------------
     393,296      Danske Corp.                                  01/07/03 to      1.330 to
                                                                01/21/03         1.530                    393,118,053
---------------------------------------------------------------------------------------------------------------------
     625,000      Dexia Delaware LLC                            01/13/03 to      1.280 to
                                                                02/26/03         1.330                    624,393,986
---------------------------------------------------------------------------------------------------------------------
     200,000      Morgan (J.P) Chase & Co., Inc.                01/14/03         1.350                    199,902,500
---------------------------------------------------------------------------------------------------------------------
     100,000      National Australia Funding (Delaware), Inc.   01/02/03         1.400                     99,996,111
---------------------------------------------------------------------------------------------------------------------
     150,000      Nordea North America, Inc.                    01/17/03         1.350                    149,910,000
---------------------------------------------------------------------------------------------------------------------
     100,000      San Paolo IMI U.S. Financial Co.              01/31/03         1.300                     99,891,667
---------------------------------------------------------------------------------------------------------------------
     150,000      Societe Generale North America, Inc.          01/06/03 to      1.320 to
                                                                01/22/03         1.520                    149,940,389
---------------------------------------------------------------------------------------------------------------------
     190,000      Stadshypotek Del, Inc.                        01/16/03 to      1.350 to
                                                                01/22/03         1.380                    189,858,875
---------------------------------------------------------------------------------------------------------------------
                                                                                                        2,296,835,970
---------------------------------------------------------------------------------------------------------------------
  Banking-Foreign--4.25%
     100,000      Bank of Ireland                               01/13/03         1.340                     99,955,334
---------------------------------------------------------------------------------------------------------------------
     147,000      Banque et Caisse d'Epargne de L'Etat          01/09/03         1.540                    146,949,693
---------------------------------------------------------------------------------------------------------------------
      65,585      Den Norske Bank ASA                           01/06/03         1.370                     65,572,521
---------------------------------------------------------------------------------------------------------------------
     100,000      Dresdner Bank AG++                            01/10/03         1.370                     99,870,611
---------------------------------------------------------------------------------------------------------------------
     217,750      HBOS Treasury Services PLC                    01/21/03 to      1.330 to
                                                                02/11/03         1.530                    217,501,881
---------------------------------------------------------------------------------------------------------------------
     300,000      Svenska Handelsbanken++                       01/10/03 to      1.340 to
                                                                01/31/03         1.380                    299,760,167
---------------------------------------------------------------------------------------------------------------------
                                                                                                          929,610,207
---------------------------------------------------------------------------------------------------------------------


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8

UBS PaineWebber RMA Money Market Portfolio

Statement of Net Assets -- December 31, 2002 (unaudited)

   Principal
     Amount                                                      Maturity        Interest
     (000)                                                        Dates            Rates                    Value
---------------------------------------------------------------------------------------------------------------------
Commercial Paper--(concluded)
---------------------------------------------------------------------------------------------------------------------
  Brokerage--3.96%
    $100,000      Goldman Sachs Group, Inc.                   01/24/03           1.340%                   $99,914,389
---------------------------------------------------------------------------------------------------------------------
     440,000      Morgan Stanley & Co.                        01/07/03 to        1.340 to
                                                              01/29/03           1.370                    439,808,489
---------------------------------------------------------------------------------------------------------------------
     325,000      Salomon Smith Barney Holdings, Inc.         01/14/03 to        1.300 to
                                                              02/07/03           1.510                    324,640,847
---------------------------------------------------------------------------------------------------------------------
                                                                                                          864,363,725
---------------------------------------------------------------------------------------------------------------------
  Energy-Integrated--1.33%
      50,000      ChevronTexaco Corp.                         01/23/03           1.320                     49,959,667
---------------------------------------------------------------------------------------------------------------------
     145,410      Exxon Imperial U.S., Inc.                   01/09/03           1.300 to
                                                                                 1.320                    145,367,547
---------------------------------------------------------------------------------------------------------------------
      94,850      Shell Finance (UK) PLC                      01/16/03           1.730                     94,781,629
---------------------------------------------------------------------------------------------------------------------
                                                                                                          290,108,843
---------------------------------------------------------------------------------------------------------------------
  Finance-NonCaptive Consumer--0.10%
      22,000      Transamerica Finance Corp.                  01/07/03           1.350                     21,995,050
---------------------------------------------------------------------------------------------------------------------
  Finance-NonCaptive Diversified--3.66%
     340,000      GE Capital International Funding, Inc.      01/02/03 to        1.250 to
                                                              01/29/03           1.370                    339,869,030
---------------------------------------------------------------------------------------------------------------------
     139,000      General Electric Capital Corp.              01/02/03           1.250                    138,995,174
---------------------------------------------------------------------------------------------------------------------
     322,050      International Lease Finance Corp.           01/07/03 to        1.300 to
                                                              01/23/03           1.350                    321,863,653
---------------------------------------------------------------------------------------------------------------------
                                                                                                          800,727,857
---------------------------------------------------------------------------------------------------------------------
  Insurance-P&C--0.38%
      82,602      Marsh & McLennan Co., Inc.                  01/09/03 to        1.300 to
                                                              02/18/03           1.320                     82,505,770
---------------------------------------------------------------------------------------------------------------------
  Metals & Mining--0.53%
     115,247      Rio Tinto Ltd.                              01/16/03 to        1.330 to
                                                              01/28/03           1.350                    115,155,812
---------------------------------------------------------------------------------------------------------------------
  Pharmaceuticals--1.32%
      35,000      GlaxoSmithKline Finance PLC                 01/06/03           1.320                     34,993,583
---------------------------------------------------------------------------------------------------------------------
      64,200      Merck & Co., Inc.                           01/27/03           1.300                     64,139,724
---------------------------------------------------------------------------------------------------------------------
     190,500      Pfizer, Inc.                                01/24/03 to        1.300 to
                                                              02/14/03           1.310                    190,233,516
---------------------------------------------------------------------------------------------------------------------
                                                                                                          289,366,823
---------------------------------------------------------------------------------------------------------------------
  Telecom-Wirelines--0.27%
      35,000      BellSouth Corp.                             01/06/03           1.320                     34,993,584
---------------------------------------------------------------------------------------------------------------------
      25,000      SBC International, Inc.                     01/09/03           1.290                     24,992,833
---------------------------------------------------------------------------------------------------------------------
                                                                                                           59,986,417
---------------------------------------------------------------------------------------------------------------------
Total Commercial Paper
  (cost--$10,392,153,411)                                                                              10,392,153,411
---------------------------------------------------------------------------------------------------------------------
Short-Term Corporate Obligations--3.57%
---------------------------------------------------------------------------------------------------------------------
  Asset Backed-Finance--2.73%
     270,000      Beta Finance, Inc.                          01/02/03           1.325 to
                                                                                 1.340*                   269,997,192
---------------------------------------------------------------------------------------------------------------------
      95,000      Beta Finance, Inc.                          01/07/03           2.340*                    95,000,000
---------------------------------------------------------------------------------------------------------------------


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                                                                               9

UBS PaineWebber RMA Money Market Portfolio

Statement of Net Assets -- December 31, 2002 (unaudited)

    Principal
      Amount                                                     Maturity      Interest
      (000)                                                       Dates          Rates                       Value
----------------------------------------------------------------------------------------------------------------------
Short-Term Corporate Obligations--(concluded)
----------------------------------------------------------------------------------------------------------------------
  Asset Backed-Finance--(concluded)
     $154,000      CC (USA), Inc.                                01/02/03       1.330%*                   $154,000,000
----------------------------------------------------------------------------------------------------------------------
       70,000      Dorada Finance, Inc.                          01/02/03       1.325*                      69,997,564
----------------------------------------------------------------------------------------------------------------------
        7,000      K2 (USA) LLC                                  01/07/03       1.400*                       6,998,367
----------------------------------------------------------------------------------------------------------------------
                                                                                                           595,993,123
----------------------------------------------------------------------------------------------------------------------
  Banking-Domestic--0.66%
      145,000      Wells Fargo & Co.                             01/02/03       1.460*                     145,000,000
----------------------------------------------------------------------------------------------------------------------
  Finance-NonCaptive Diversified--0.18%
       40,000      General Electric Capital Corp.                01/02/03       1.464*                      40,000,000
----------------------------------------------------------------------------------------------------------------------
Total Short-Term Corporate Obligations
  (cost--$780,993,123)                                                                                     780,993,123
----------------------------------------------------------------------------------------------------------------------
Repurchase Agreement--0.08%
----------------------------------------------------------------------------------------------------------------------
       17,110      Repurchase Agreement dated 12/31/02
                     with State Street Bank & Trust Co.,
                     collateralized by $16,654,617 U.S.
                     Treasury Notes, 7.750% due 12/31/04
                     and $511,946 U.S Treasury Bonds,
                     8.500% due 02/15/20; (value-
                     $17,454,573); proceeds: $17,111,046
                     (cost--$17,110,000)                         01/02/03       1.100                       17,110,000
----------------------------------------------------------------------------------------------------------------------
Time Deposit--1.60%
----------------------------------------------------------------------------------------------------------------------
      350,000      Dresdner Bank AG (cost--$350,000,000)         01/02/03       1.281                      350,000,000
----------------------------------------------------------------------------------------------------------------------

    Number of
      Shares
       (000)
----------------------------------------------------------------------------------------------------------------------
Money Market Funds--11.91%
----------------------------------------------------------------------------------------------------------------------
      423,109      AIM Liquid Assets Portfolio++                 01/02/03       1.320+                     423,108,891
----------------------------------------------------------------------------------------------------------------------
      220,096      AIM Prime Money Market Portfolio++            01/02/03       1.260+                     220,095,766
----------------------------------------------------------------------------------------------------------------------
      791,333      BlackRock Provident Institutional
                     TempFund++                                  01/02/03       1.311+                     791,332,646
----------------------------------------------------------------------------------------------------------------------
        1,441      Dreyfus Cash Management Fund                  01/02/03       1.253+                       1,440,590
----------------------------------------------------------------------------------------------------------------------
      291,443      Scudder Money Market Series++                 01/02/03       1.321+                     291,442,720
----------------------------------------------------------------------------------------------------------------------
      874,896      UBS Private Money Market Fund LLC++           01/02/03       1.460+                     874,895,898
----------------------------------------------------------------------------------------------------------------------
Total Money Market Funds (cost--$2,602,316,511)                                                          2,602,316,511
----------------------------------------------------------------------------------------------------------------------
Total Investments (cost--$24,351,999,568 which approximates cost for
  federal income tax purposes)--111.42%                                                                 24,351,999,568
----------------------------------------------------------------------------------------------------------------------
Liabilities in excess of other assets--(11.42)%                                                         (2,496,888,013)
----------------------------------------------------------------------------------------------------------------------
Net Assets (applicable to 21,851,121,764 shares of common stock
  outstanding equivalent to $1.00 per share)--100.00%                                                  $21,855,111,555
----------------------------------------------------------------------------------------------------------------------

* Variable rate securities-maturity dates reflect earlier of reset date or stated maturity date. The interest rates shown are the current rates as of December 31, 2002 and reset periodically.
@    Interest rates shown are discount rates at date of purchase.
(1)  Security, or portion thereof, was on loan at December 31, 2002.
OEM--Original Equipment Manufacturer.
+    Interest rates shown reflect yield at December 31, 2002.
++ Security, or portion thereof, was purchased with the cash proceeds from securities loans.

                       Weighted average maturity--66 days


                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
10

UBS PaineWebber RMA U.S. Government Portfolio

Statement of Net Assets -- December 31, 2002 (unaudited)

    Principal
      Amount                                                    Maturity         Interest
      (000)                                                      Dates             Rates                   Value
---------------------------------------------------------------------------------------------------------------------
U.S. Government Obligations--67.30%
---------------------------------------------------------------------------------------------------------------------
   $1,075,000      U.S. Treasury Bills (1)                      01/02/03 to      1.165 to
                                                                06/26/03         1.710%@               $1,071,896,667
---------------------------------------------------------------------------------------------------------------------
      600,000      U.S. Treasury Notes                          01/31/03 to      2.750 to
                                                                10/31/03         5.750                    606,561,684
---------------------------------------------------------------------------------------------------------------------
Total U.S. Government Obligations
  (cost--$1,678,458,351)                                                                                1,678,458,351
---------------------------------------------------------------------------------------------------------------------
Repurchase Agreements--33.67%
---------------------------------------------------------------------------------------------------------------------
       22,483      Repurchase Agreement dated 12/31/02
                     with Bank of America, collateralized by
                     $22,230,000 U.S. Treasury Notes,
                     1.250% due 11/15/03; (value-
                     $22,933,592); proceeds: $22,484,583++      01/02/03         1.050                     22,483,417
---------------------------------------------------------------------------------------------------------------------
      300,000      Repurchase Agreement dated 12/31/02
                     with Bear Stearns & Co., collateralized
                     by $43,066,000 U.S. Treasury Bonds,
                     5.250% to 14.000% due 05/15/09
                     to 05/15/30 and $246,391,000 U.S.
                     Treasury Notes, 1.750% to 6.750%
                     due 12/31/03 to 08/15/11; (value-
                     $306,003,816); proceeds:
                     $300,018,333                               01/02/03         1.100                    300,000,000
---------------------------------------------------------------------------------------------------------------------
      100,000      Repurchase Agreement dated 12/31/03
                     with Deutsche Bank Securities, Inc.,
                     collateralized by $30,442,000 U.S.
                     Treasury Bills, zero coupon due
                     04/17/03 and $68,685,000 U.S.
                     Treasury Bonds, 8.750% due 11/15/08;
                     (value-$102,000,544);
                     proceeds: $100,006,111                     01/02/03         1.100                    100,000,000
---------------------------------------------------------------------------------------------------------------------
      315,000      Repurchase Agreement dated 12/31/02
                     with Morgan Stanley & Co., Inc.,
                     collateralized by $715,782,000 Stripped
                     U.S. Treasury Notes, zero coupon due
                     08/15/17 to 05/15/20; (value-
                     $320,790,094);
                     proceeds: $328,145,000++                   01/02/03         1.100                    314,500,000
---------------------------------------------------------------------------------------------------------------------
        2,729      Repurchase Agreement dated 12/31/02
                     with State Street Bank & Trust Co,
                     collateralized by $2,656,368 U.S.
                     Treasury Notes, 7.750% due 12/31/04
                     and $81,654 U.S. Treasury Bonds,
                     8.500% due 02/15/20; (value-
                     $2,783,959); proceeds: $2,729,167          01/02/03         1.100                      2,729,000
---------------------------------------------------------------------------------------------------------------------
      100,000      Repurchase Agreement dated 12/31/02
                     with Societe Generale, collateralized by
                     $50,000,000 U.S. Treasury Bonds,
                     6.250% due 05/15/30 and $38,810,000
                     U.S. Treasury Notes, 3.375% to 7.875%
                     due 04/30/04 to 11/15/04;
                     (value-$101,998,296); proceeds:
                     $100,006,111                               01/02/03         1.100                    100,000,000
---------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements
  (cost--$839,712,417)                                                                                    839,712,417
---------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

UBS PaineWebber RMA U.S. Government Portfolio

Statement of Net Assets -- December 31, 2002 (unaudited)

   Number of
     Shares                                                     Maturity       Interest
      (000)                                                       Dates          Rates                        Value
----------------------------------------------------------------------------------------------------------------------
Money Market Funds--6.99%
----------------------------------------------------------------------------------------------------------------------
     131,935      AIM Short-Term Investment Trust Treasury
                    Portfolio++                                 01/02/03        1.300%+                   $131,934,658
----------------------------------------------------------------------------------------------------------------------
         141      BlackRock Provident Institutional Treasury
                    Trust++                                     01/02/03        1.385+                         141,409
----------------------------------------------------------------------------------------------------------------------
         106      Federated Treasury Securities Fund++          01/02/03        1.212+                         105,885
----------------------------------------------------------------------------------------------------------------------
      42,011      Goldman Treasury Investor Fund                01/02/03        1.255+                      42,011,011
----------------------------------------------------------------------------------------------------------------------
Total Money Market Funds (cost--$174,192,963)                                                              174,192,963
----------------------------------------------------------------------------------------------------------------------
Total Investments (cost--$2,692,363,731 which approximates cost for
  federal income tax purposes)--107.96%                                                                  2,692,363,731
----------------------------------------------------------------------------------------------------------------------
Liabilities in excess of other assets--(7.96)%                                                            (198,491,265)
Net Assets (applicable to 2,494,243,875 shares of common stock
  outstanding equivalent to $1.00 per share)--100.00%                                                   $2,493,872,466
----------------------------------------------------------------------------------------------------------------------

@    Interest rates shown are discount rates at date of purchase.
(1)  Security, or portion thereof, was on loan at December 31, 2002.
+    Interest rates shown reflect yield at December 31, 2002.
++ Security, or portion thereof, was purchased with the cash proceeds from securities loans.

                       Weighted average maturity--75 days


                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
12

UBS PaineWebber RMA Tax-Free Fund, Inc.

Statement of Net Assets -- December 31, 2002 (unaudited)

Principal
 Amount                                                        Maturity   Interest
  (000)                                                         Dates      Rates        Value
------------------------------------------------------------------------------------------------
Municipal Bonds and Notes--104.43%
------------------------------------------------------------------------------------------------
Alabama--1.83%
$14,135     Birmingham Alabama Refunding, Series A                 A       1.500%    $14,135,000
------------------------------------------------------------------------------------------------
 11,265     Mobile Alabama Industrial Development Board,
             Dock and Wharf Revenue Refunding (Holnam,
             Inc. Project), Series A                               A       1.450      11,265,000
------------------------------------------------------------------------------------------------
  8,700     Mobile Alabama Industrial Development Board,
             Dock and Wharf Revenue Refunding (Holnam,
             Inc. Project), Series B                               A       1.500       8,700,000
------------------------------------------------------------------------------------------------
 10,000     Montgomery Alabama Pollution Control,
             Series 1990                                       01/17/03    1.450      10,000,000
------------------------------------------------------------------------------------------------
 15,275     University of Alabama Revenue (University
             Hospital), Series C                                   A       1.550      15,275,000
------------------------------------------------------------------------------------------------
                                                                                      59,375,000
------------------------------------------------------------------------------------------------
Alaska--0.29%
  6,200     Valdez Marine Terminal Revenue Refunding (BP
             Pipelines, Inc. Project)                              A       1.750       6,200,000
------------------------------------------------------------------------------------------------
  3,200     Valdez Marine Terminal Revenue Refunding
             (ExxonMobil, Inc. Project)                            A       1.700       3,200,000
------------------------------------------------------------------------------------------------
                                                                                       9,400,000
------------------------------------------------------------------------------------------------
Arizona--2.28%
 35,000     Apache County Industrial Development Authority
             (Tucson Electric Power Co.)                           A       1.550      35,000,000
------------------------------------------------------------------------------------------------
 11,200     Apache County Industrial Development Authority
             (Tucson Electric Power Co.), Series B                 A       1.550      11,200,000
------------------------------------------------------------------------------------------------
  8,000     Apache County Industrial Development Authority
             (Tucson Electric Power Springerville Project)         A       1.550       8,000,000
------------------------------------------------------------------------------------------------
  8,200     Pima County Industrial Development Authority
             Revenue (Tucson Electric Power Co. Ivington),
             Series A                                              A       1.550       8,200,000
------------------------------------------------------------------------------------------------
  4,700     Pinal County Pollution Control Revenue
             (Newmont Mining Corp.)                                A       1.700       4,700,000
------------------------------------------------------------------------------------------------
  6,995     Scottsdale Industrial Development Authority
             Hospital Revenue (Scottsdale Memorial
             Health Systems), Series B                             A       1.450       6,995,000
------------------------------------------------------------------------------------------------
                                                                                      74,095,000
------------------------------------------------------------------------------------------------
California--0.27%
  2,800     Los Angeles Regional Airports Improvement
             Corp. Lease Revenue                                   A       1.660       2,800,000
------------------------------------------------------------------------------------------------
  6,000     Riverside County California Asset Leasing Corp.
             Leasehold Revenue (Southwest Justice Center),
             Series B                                              A       1.350       6,000,000
------------------------------------------------------------------------------------------------
                                                                                      8,800,000
------------------------------------------------------------------------------------------------
Colorado--2.48%
 16,000     Colorado General Fund Revenue, Tax & Revenue
             Anticipation Notes, Series A                      06/27/03    3.000      16,119,392
------------------------------------------------------------------------------------------------
 10,000     Colorado Housing & Finance Authority, Single
             Family Housing Revenue, Series C-6                11/01/03    1.550      10,000,000
------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

UBS PaineWebber RMA Tax-Free Fund, Inc.

Statement of Net Assets -- December 31, 2002 (unaudited)

Principal
 Amount                                                        Maturity   Interest
  (000)                                                         Dates      Rates        Value
------------------------------------------------------------------------------------------------
Municipal Bonds and Notes--(continued)
------------------------------------------------------------------------------------------------
Colorado--(concluded)
$29,000     Colorado Regional Transportation District
             Certificates of Participation (Transit Vehicles
             Project), Series A                                   A        1.550%    $29,000,000
------------------------------------------------------------------------------------------------
 17,000     East 470 Public Highway Authority Co.
             Revenue, Vehicle Registration Fee                    A        1.550      17,000,000
------------------------------------------------------------------------------------------------
  8,450     Smith Creek Metropolitan District Revenue             A        1.650       8,450,000
------------------------------------------------------------------------------------------------
                                                                                      80,569,392
------------------------------------------------------------------------------------------------
Connecticut--0.78%
 25,250     Connecticut Special Tax Obligation Variable
             Transportation Infrastructure                        A        1.500      25,250,000
------------------------------------------------------------------------------------------------
District of Columbia--3.99%
 40,000     District of Columbia (Multi-Modal) Refunded,
             Series D                                             A        1.600      40,000,000
------------------------------------------------------------------------------------------------
 13,115     District of Columbia (Multi-Modal), Series A          A        1.600      13,115,000
------------------------------------------------------------------------------------------------
  5,000     District of Columbia (Multi-Modal), Series B          A        1.600       5,000,000
------------------------------------------------------------------------------------------------
  5,715     District of Columbia Refunded, Series D               A        1.550       5,715,000
------------------------------------------------------------------------------------------------
 12,000     District of Columbia Revenue (Foundation
             Jewish Campus Life)                                  A        1.550      12,000,000
------------------------------------------------------------------------------------------------
 25,000     District of Columbia Revenue (George
             Washington University), Series B                     A        1.550      25,000,000
------------------------------------------------------------------------------------------------
 10,000     District of Columbia Revenue (JFK Center
             for the Performing Arts)                             A        1.500      10,000,000
------------------------------------------------------------------------------------------------
 18,455     District of Columbia Revenue Pooled
             Loan Program, Series A                               A        1.550      18,455,000
------------------------------------------------------------------------------------------------
                                                                                     129,285,000
------------------------------------------------------------------------------------------------
Florida--5.78%
 10,000     Alachua County Health Facilities Authority, Health
             Facilities Revenue (Shands Teaching Hospital),
             Series A                                             A        1.800      10,000,000
------------------------------------------------------------------------------------------------
  6,450     Collier County Health Facilities Authority, Health
             Facilities Revenue (The Moorings, Inc. Project)      A        1.350       6,450,000
------------------------------------------------------------------------------------------------
  5,890     Dade County Industrial Development Authority
             (Dolphins Stadium Project), Series B                 A        1.350       5,890,000
------------------------------------------------------------------------------------------------
  4,200     Florida Gulf Coast University Certificates of
             Participation                                        A        1.650       4,200,000
------------------------------------------------------------------------------------------------
  6,300     Florida Housing Finance Agency
             (Parrots Landing Project), Series A                  A        1.350       6,300,000
------------------------------------------------------------------------------------------------
  7,600     Florida Housing Finance Agency, Multi-Family
             (Housing Lakeside), Series B                         A        1.350       7,600,000
------------------------------------------------------------------------------------------------
  3,435     Florida State Municipal Power Agency Revenue
             Refunding (Stanton Project)                          A        1.500       3,435,000
------------------------------------------------------------------------------------------------
  1,000     Jacksonville Electric Authority Revenue (Electric
             Systems), Series B                                   A        1.450       1,000,000
------------------------------------------------------------------------------------------------
    300     Jacksonville Electric Authority Revenue (Electric
             Systems), Series C                                   A        1.450         300,000
------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
14

UBS PaineWebber RMA Tax-Free Fund, Inc.

Statement of Net Assets -- December 31, 2002 (unaudited)

Principal
 Amount                                                        Maturity   Interest
  (000)                                                         Dates      Rates        Value
------------------------------------------------------------------------------------------------
Municipal Bonds and Notes--(continued)
------------------------------------------------------------------------------------------------
Florida--(concluded)
$39,000     Jacksonville Electric Authority Revenue (Water &
             Sewer Systems), Series B                             A        1.350%    $39,000,000
------------------------------------------------------------------------------------------------
  8,485     Lee County Housing Finance Authority Multi-
             Family Housing Revenue Refunding
             (Forestwood Apartments Project), Series A            A        1.350       8,485,000
------------------------------------------------------------------------------------------------
 12,900     Nassau County Pollution Control
             Revenue (Rayonier Project)                           A        1.500      12,900,000
------------------------------------------------------------------------------------------------
  5,700     Palm Beach County Housing Finance Authority
             Revenue Refunding (Cotton Bay Apartments
             Project), Series D                                   A        1.350       5,700,000
------------------------------------------------------------------------------------------------
  6,400     Palm Beach County Housing Finance Authority
             Revenue Refunding (Mahogony
             Bay Apartments Project), Series C                    A        1.350       6,400,000
------------------------------------------------------------------------------------------------
  8,100     St. John's County Industrial Development
             Authority (Glenmoor St. John's Project),
             Series C                                             A        1.350       8,100,000
------------------------------------------------------------------------------------------------
 46,540     Sunshine State Governmental Financing                          1.400 to
             Commission Revenue                                   A        1.600      46,540,000
------------------------------------------------------------------------------------------------
 15,000     University of South Florida Foundation, Inc.          A        1.360      15,000,000
------------------------------------------------------------------------------------------------
                                                                                     187,300,000
------------------------------------------------------------------------------------------------
Georgia--6.53%
  5,000     Athens-Clarke County Unified Government
             Development Authority Revenue (UGA Real
             Estate Funding Project)                              A        1.550       5,000,000
------------------------------------------------------------------------------------------------
  5,000     Atlanta Development Authority Revenue (Clark
             University Project), Series A                        A        1.600       5,000,000
------------------------------------------------------------------------------------------------
  8,100     Bartow County Development Authority Pollution
             Control Revenue (Georgia Power Co. Bowen
             Project)                                             A        1.750       8,100,000
------------------------------------------------------------------------------------------------
  9,100     Bartow County Development Authority Pollution
             Control Revenue (Georgia Power Co. Bowen
             Project), Series 1                                   A        1.800       9,100,000
------------------------------------------------------------------------------------------------
 28,205     Burke County Development Authority Pollution                   1.500 to
             Control (Oglethorpe Power Corp.), Series A           A        1.600      28,205,000
------------------------------------------------------------------------------------------------
  4,300     De Kalb County Housing Authority Multi-Family
             Housing Revenue Refunding (Post Brook
             Project)                                             A        1.550       4,300,000
------------------------------------------------------------------------------------------------
 14,300     De Kalb County Housing Authority Multi-Family
             Housing Revenue Refunding (Post Walk
             Project)                                             A        1.550      14,300,000
------------------------------------------------------------------------------------------------
 15,935     De Kalb County Housing Authority Multi-Family
             Housing Revenue Refunding (Wood Terrace
             Apartments Project)                                  A        1.600      15,935,000
------------------------------------------------------------------------------------------------
  5,500     De Kalb Private Hospital Authority Revenue
             Anticipation Certificates (ESR Childrens Health),
             Series B                                             A        1.500       5,500,000
------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

UBS PaineWebber RMA Tax-Free Fund, Inc.

Statement of Net Assets -- December 31, 2002 (unaudited)

Principal
 Amount                                                         Maturity     Interest
  (000)                                                          Dates        Rates          Value
-----------------------------------------------------------------------------------------------------
Municipal Bonds and Notes--(continued)
-----------------------------------------------------------------------------------------------------
Georgia--(concluded)
$ 5,000     Fulco Georgia Hospital Authority Revenue
             Anticipation Certificates
             (Shepherd Center, Inc. Project)                       A          1.500%       $5,000,000
-----------------------------------------------------------------------------------------------------
  9,677     Georgia Municipal Association Pool Bond
             Certificates of Participation                         A          1.510         9,677,307
-----------------------------------------------------------------------------------------------------
  4,375     Georgia Municipal Gas Authority Revenue
             (Gas Portfolio II Project), Series B                  A          1.600         4,375,000
-----------------------------------------------------------------------------------------------------
 11,700     Georgia State, Series B                            04/01/03 to    4.000 to
                                                               07/01/03       6.250        11,831,627
-----------------------------------------------------------------------------------------------------
 10,400     Gwinnett County Housing Authority, Multi-Family
             Housing Revenue (Greens Apartments Project)           A          1.600        10,400,000
-----------------------------------------------------------------------------------------------------
 19,150     Gwinnett County Housing Authority, Multi-Family
             Housing Revenue (Post Chase Project)                  A          1.550        19,150,000
-----------------------------------------------------------------------------------------------------
  4,700     Metropolitan Atlanta Rapid Transit Authority
             (Georgia Sales Tax Revenue), Series B                 A          1.450         4,700,000
-----------------------------------------------------------------------------------------------------
  8,000     Monroe County Development Authority Pollution
             Control Revenue (Georgia Power Co.-Scherer),
             Series 2                                              A          1.850         8,000,000
-----------------------------------------------------------------------------------------------------
 37,505     Municipal Electric Authority Variable
             (Project One Subordination)                           A          1.550        37,505,000
-----------------------------------------------------------------------------------------------------
    500     Putnam County Development Authority Pollution
             Control Revenue (Georgia Power Plant Branch
             Project), Series 1                                    A          1.750           500,000
-----------------------------------------------------------------------------------------------------
  5,100     Putnam County Development Authority Pollution
             Control Revenue (Georgia Power Plant Branch
             Project), Series 2                                    A          1.800         5,100,000
-----------------------------------------------------------------------------------------------------
                                                                                          211,678,934
-----------------------------------------------------------------------------------------------------
Hawaii--0.22%
  7,000     Hawaii State, Series CC                              02/01/03      5.000        7,017,157
-----------------------------------------------------------------------------------------------------
Idaho--0.90%
  4,430     Idaho Health Facilities Authority Revenue
             (St. Lukes Regional Medical Center Project)           A          1.800         4,430,000
-----------------------------------------------------------------------------------------------------
 14,000     Idaho State Tax Anticipation Notes                   06/30/03     3.000        14,093,046
-----------------------------------------------------------------------------------------------------
 10,600     Power County Pollution Control Revenue
             (FMC Corp. Project)                                   A          1.700        10,600,000
-----------------------------------------------------------------------------------------------------
                                                                                           29,123,046
-----------------------------------------------------------------------------------------------------
Illinois--10.70%
  7,000     Chicago Illinois Metropolitan Water Reclamation
             District Refunding, Series A                          A          1.450         7,000,000
-----------------------------------------------------------------------------------------------------
 26,500     Chicago Illinois Metropolitan Water Reclamation
             District Refunding, Series B                          A          1.450        26,500,000
-----------------------------------------------------------------------------------------------------
 39,170     Chicago Illinois O'Hare International Airport
             Revenue, Series C                                     A          1.550        39,170,000
-----------------------------------------------------------------------------------------------------
 16,020     Illinois Development Finance Authority,
             Multi-Family Revenue Refunding
             (Orleans Illinois Project)                            A          1.600        16,020,000
-----------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
16

UBS PaineWebber RMA Tax-Free Fund, Inc.

Statement of Net Assets -- December 31, 2002 (unaudited)

Principal
 Amount                                                            Maturity     Interest
  (000)                                                             Dates        Rates          Value
---------------------------------------------------------------------------------------------------------
Municipal Bonds and Notes--(continued)
---------------------------------------------------------------------------------------------------------
Illinois--(concluded)
$23,200     Illinois Development Finance Authority Pollution
             Control Revenue (Commonwealth Edison)                    A          1.600%       $23,200,000
---------------------------------------------------------------------------------------------------------
 11,400     Illinois Development Finance Authority Revenue
             (Chicago Symphony Orchestra)                             A          1.500         11,400,000
---------------------------------------------------------------------------------------------------------
  7,800     Illinois Development Finance Authority Revenue
             (Evanston Northwestern), Series A                        A          1.550          7,800,000
---------------------------------------------------------------------------------------------------------
 14,100     Illinois Development Finance Authority Revenue
             (Francis W. Parker School Project)                       A          1.550         14,100,000
---------------------------------------------------------------------------------------------------------
  5,510     Illinois Development Finance Authority Revenue
             (Jewish Federation Metropolitan Chicago
             Project)                                                 A          1.800          5,510,000
---------------------------------------------------------------------------------------------------------
  5,145     Illinois Development Finance Authority Revenue
             (Jewish Federation Project)                              A          1.600          5,145,000
---------------------------------------------------------------------------------------------------------
  6,550     Illinois Development Finance Authority Revenue
             (YMCA Metropolitan Chicago Project)                      A          1.800          6,550,000
---------------------------------------------------------------------------------------------------------
  9,000     Illinois Educational Facilities Authority Revenue     02/27/03       1.400          9,000,000
---------------------------------------------------------------------------------------------------------
  4,745     Illinois Educational Facilities Authority Revenue
             (Northwestern University)                                A          1.600          4,745,000
---------------------------------------------------------------------------------------------------------
  2,400     Illinois Health Facilities Authority Revenue
             (Elmhurst Memorial Hospital), Series B                   A          1.850          2,400,000
---------------------------------------------------------------------------------------------------------
 15,000     Illinois Health Facilities Authority Revenue
             (Evanston Hospital)                                  02/13/03       1.450         15,000,000
---------------------------------------------------------------------------------------------------------
  5,350     Illinois Health Facilities Authority Revenue
             (Resurrection Health), Series A                          A          1.800          5,350,000
---------------------------------------------------------------------------------------------------------
  5,450     Illinois Health Facilities Authority Revenue
             (University of Chicago Hospital)                         A          1.800          5,450,000
---------------------------------------------------------------------------------------------------------
  8,000     Illinois Health Facilities Authority Revenue
             Pooled Loan, Series C                                    A          1.600          8,000,000
---------------------------------------------------------------------------------------------------------
 32,925     Illinois Health Facilities Authority Revenue
             Refunding (Advocate Health Care), Series B               A          1.600         32,925,000
---------------------------------------------------------------------------------------------------------
 13,540     Illinois Health Facilities Authority Revenue
             Refunding (Southern Illinois Healthcare),
             Series B                                                 A          1.700         13,540,000
---------------------------------------------------------------------------------------------------------
  5,200     Illinois Housing Development Authority Multi-
             Family Revenue (Lakeshore Plaza), Series A               A          1.550          5,200,000
---------------------------------------------------------------------------------------------------------
 33,000     Illinois State Revenue Anticipation Certificates      05/15/03 to    2.500 to
                                                                  06/15/03       3.000         33,186,399
---------------------------------------------------------------------------------------------------------
 33,600     Illinois Toll & Highway Authority                         A          1.450         33,600,000
---------------------------------------------------------------------------------------------------------
 16,000     Lisle Illinois Multi-Family Revenue Housing
             (Four Lakes Phase V)                                     A          1.600         16,000,000
---------------------------------------------------------------------------------------------------------
                                                                                              346,791,399
---------------------------------------------------------------------------------------------------------
Indiana--2.15%
 11,400     Indiana Health Facility Financing Authority
             Hospital Revenue (Aces Rehabilation Hospital)            A          1.550         11,400,000
---------------------------------------------------------------------------------------------------------
  5,000     Indiana Health Facility Financing Authority
             Revenue (Ascension Health Credit Group),
             Series A-2                                           07/03/03       1.830          5,000,000
---------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

UBS PaineWebber RMA Tax-Free Fund, Inc.

Statement of Net Assets -- December 31, 2002 (unaudited)

Principal
 Amount                                                        Maturity   Interest
  (000)                                                         Dates      Rates        Value
------------------------------------------------------------------------------------------------
Municipal Bonds and Notes--(continued)
------------------------------------------------------------------------------------------------
Indiana--(concluded)
$ 4,000     Indiana Municipal Power Supply Systems
             Revenue Refunding, Series A                           A       1.500%     $4,000,000
------------------------------------------------------------------------------------------------
  8,200     Indiana State Educational Facilities Authority
             Revenue (University of Notre Dame)                    A       1.450        8,200,00
------------------------------------------------------------------------------------------------
 11,700     Indianapolis Independent Local Public
             Improvement Bond Bank Notes, Series A             01/09/03    2.375      11,702,247
------------------------------------------------------------------------------------------------
 29,500     St. Joseph County Educational Facilities Revenue
             (University of Notre Dame)                            A       1.400      29,500,000
------------------------------------------------------------------------------------------------
                                                                                      69,802,247
------------------------------------------------------------------------------------------------
Iowa--0.78%
  1,960     Iowa Finance Authority Revenue
             (Burlington Medical Center)                           A       1.850       1,960,000
------------------------------------------------------------------------------------------------
  5,100     Iowa Finance Authority Wellness Facility Revenue
             (Community Y Marshalltown Project)                    A       1.600       5,100,000
------------------------------------------------------------------------------------------------
 18,100     Iowa Higher Education Loan Authority Revenue
             (Aces Education Loan Private College)                 A       1.650      18,100,000
------------------------------------------------------------------------------------------------
                                                                                      25,160,000
------------------------------------------------------------------------------------------------
Kansas--0.27%
  8,695     Kansas State Development Finance Authority
             Revenue (Village Shalom Obligation Group),
             Series BB                                             A       1.800       8,695,000
------------------------------------------------------------------------------------------------
Kentucky--0.37%
 12,000     Kentucky Interlocal School Transportation
             Association, Tax & Revenue Anticipation Notes     06/30/03    3.000      12,079,160
------------------------------------------------------------------------------------------------
Louisiana--2.46%
  9,700     Calcasieu Parish Industrial Development Board
             Pollution Control Revenue (Citgo Petrol Corp.)        A       1.650       9,700,000
------------------------------------------------------------------------------------------------
  4,000     East Baton Rouge Parish Louisiana Pollution
             Control Revenue Refunding (Exxon Project)             A       1.800       4,000,000
------------------------------------------------------------------------------------------------
 18,500     Louisiana Offshore Terminal Authority Deepwater        A       1.550      18,500,000
------------------------------------------------------------------------------------------------
 12,000     Louisiana Public Facilities Authority Pollution
             Control Revenue (Ciba Geigy)                          A       1.550      12,000,000
------------------------------------------------------------------------------------------------
 16,145     Louisiana Public Facilities Authority Revenue
             (College and University Equipment and
             Capital), Series A                                    A       1.600      16,145,000
------------------------------------------------------------------------------------------------
  3,500     Louisiana State Offshore Terminal Authority
             Deepwater Port Revenue Refunding
             (1st Stage A-Loop, Inc.)                              A       1.800       3,500,000
------------------------------------------------------------------------------------------------
 16,100     South Louisiana Port Commission Marine
             Terminal Facilities Revenue
             (Occidental Petroleum)                                A       1.550      16,100,000
------------------------------------------------------------------------------------------------
                                                                                      79,945,000
------------------------------------------------------------------------------------------------
Maryland--4.28%
  7,000     Baltimore County Consolidated Public
             Improvement Tax-Exempt Commercial Paper           01/10/03    1.350       7,000,000
------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
18

UBS PaineWebber RMA Tax-Free Fund, Inc.

Statement of Net Assets -- December 31, 2002 (unaudited)

Principal
 Amount                                                        Maturity   Interest
  (000)                                                         Dates      Rates         Value
-------------------------------------------------------------------------------------------------
Municipal Bonds and Notes--(continued)
-------------------------------------------------------------------------------------------------
Maryland--(concluded)
-------------------------------------------------------------------------------------------------
$12,755     Baltimore County Revenue (Oak Crest Village,
             Inc. Project), Series A                               A       1.550%     $12,755,000
-------------------------------------------------------------------------------------------------
 18,150     Baltimore Maryland Industrial Development
             Authority (Baltimore Capital Acquistion)              A       1.550       18,150,000
-------------------------------------------------------------------------------------------------
 28,900     Maryland Health & Higher Educational Facilities
             Authority (Pooled Loan Program), Series A             A       1.500       28,900,000
-------------------------------------------------------------------------------------------------
 29,675     Maryland Health & Higher Educational Facilities
             Authority (Pooled Loan Program), Series B             A       1.450       29,675,000
-------------------------------------------------------------------------------------------------
 21,985     Maryland Health & Higher Educational Facilities
             Authority (Pooled Loan Program), Series D             A       1.500       21,985,000
-------------------------------------------------------------------------------------------------
  4,785     Maryland State Economic Development Corp.
             Economic Development Revenue
             (Soccer Project)                                      A       1.550        4,785,000
-------------------------------------------------------------------------------------------------
  6,310     Northeast Maryland Waste Disposal Authority
             Resources Recovery Revenue Refunding
             (Hartford County Resources)                           A       1.350        6,310,000
-------------------------------------------------------------------------------------------------
  9,200     University of Maryland Equipment Tender Notes          A       1.450        9,200,000
-------------------------------------------------------------------------------------------------
                                                                                      138,760,000
-------------------------------------------------------------------------------------------------
Massachusetts--5.34%
 10,600     Boston Water and Sewer Commission Revenue,
             Series A                                              A       1.400       10,600,000
-------------------------------------------------------------------------------------------------
 14,000     Everett Massachusetts Bond Anticipation Notes      09/12/03    2.500       14,099,860
-------------------------------------------------------------------------------------------------
 17,600     Massachusetts State Bond Anticipation Notes,
             Series A                                          09/01/03    4.000       17,871,402
-------------------------------------------------------------------------------------------------
  5,000     Massachusetts State Water Resources Authority
             (General Multi-Modal), Series B                       A       1.550        5,000,000
-------------------------------------------------------------------------------------------------
 10,000     Massachusetts State Health & Educational
             Facilities Authority Revenue (Bentley College)        A       1.450       10,000,000
-------------------------------------------------------------------------------------------------
 14,650     Massachusetts State Health & Educational
             Facilities Authority Revenue (Partners
             Healthcare System), Series P-2                        A       1.450       14,650,000
-------------------------------------------------------------------------------------------------
 25,200     Massachusetts State Water Resources Authority
             Refunding (General Multi-Modal), Series B             A       1.500       25,200,000
-------------------------------------------------------------------------------------------------
 20,850     Massachusetts State Water Resources Authority
             Refunding (General Multi-Modal), Series C             A       1.500       20,850,000
-------------------------------------------------------------------------------------------------
  5,000     Mendon-Upton Regional School District Bond
             Anticipation Notes                                09/19/03    2.250        5,028,531
-------------------------------------------------------------------------------------------------
 34,000     Route 3 North Transport Improvement Associates
             Lease Revenue (Demand Obligation Bond),
             Series B                                              A       1.450       34,000,000
-------------------------------------------------------------------------------------------------
 10,000     Tyngsborough Massachusetts Bond
             Anticipation Notes                                11/06/03    3.000       10,103,960
-------------------------------------------------------------------------------------------------
  5,790     Worcester Regional Transport Authority Revenue
             Anticipation Notes                                06/30/03    2.250        5,806,796
-------------------------------------------------------------------------------------------------
                                                                                      173,210,549
-------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

UBS PaineWebber RMA Tax-Free Fund, Inc.

Statement of Net Assets -- December 31, 2002 (unaudited)

Principal
 Amount                                                         Maturity   Interest
  (000)                                                          Dates      Rates         Value
--------------------------------------------------------------------------------------------------
Municipal Bonds and Notes--(continued)
--------------------------------------------------------------------------------------------------
Michigan--2.35%
$ 9,900     Detroit Sewage Disposal Revenue Refunding,
             Series B                                              A        1.510%      $9,900,000
--------------------------------------------------------------------------------------------------
  8,200     Michigan State Grant Anticipation Notes, Series B      A        1.450        8,200,000
--------------------------------------------------------------------------------------------------
  4,000     Michigan State Housing Development Authority
             (Shoal Creek)                                         A        1.500        4,000,000
--------------------------------------------------------------------------------------------------
 16,800     Michigan State Housing Development Authority,
             Series 2000-A                                         A        1.600       16,800,000
--------------------------------------------------------------------------------------------------
  5,400     Northville Township Economic Development
             Corp. Ltd., Obligation Revenue
             (Thrifty Northville, Inc. Project)                    A        1.725        5,400,000
--------------------------------------------------------------------------------------------------
  4,000     University of Michigan Revenue (University
             Hospital), Series A                                   A        1.700        4,000,000
--------------------------------------------------------------------------------------------------
  8,300     University of Michigan Revenue (University
             Medical Service Plan), Series A                       A        1.700        8,300,000
--------------------------------------------------------------------------------------------------
 10,470     University of Michigan Revenue Refunding
             (University Hospital), Series A                       A        1.700       10,470,000
--------------------------------------------------------------------------------------------------
  9,135     University of Michigan Revenue Refunding
             (University Medical Service Plan), Series A1          A        1.700        9,135,000
--------------------------------------------------------------------------------------------------
                                                                                        76,205,000
--------------------------------------------------------------------------------------------------
Minnesota--0.22%
  7,000     Minneapolis & St. Paul Tax-Exempt
             Commercial Paper                                   04/11/03    1.150        7,000,000
--------------------------------------------------------------------------------------------------
Mississippi--0.59%
 19,100     Harrison County Pollution Control
             Revenue (DuPont)                                      A        1.700       19,100,000
--------------------------------------------------------------------------------------------------
Missouri--2.71%
 10,080     Kansas City Industrial Development Authority
             Hospital Revenue (Research Health Services
             Systems)                                              A        1.850       10,080,000
--------------------------------------------------------------------------------------------------
 15,575     Missouri Development Finance Board Cultural
             Facilities Revenue (Nelson Gallery Foundation),
             Series B                                              A        1.800       15,575,000
--------------------------------------------------------------------------------------------------
 14,000     Missouri State Health & Educational Facilities
             Authority Revenue (Assemblies of God
             College)                                              A        1.550       14,000,000
--------------------------------------------------------------------------------------------------
  5,300     Missouri State Health & Educational Facilities
             Authority Revenue (Cox Health Systems)                A        1.850        5,300,000
--------------------------------------------------------------------------------------------------
 15,400     Missouri State Health & Educational Facilities
             Authority Revenue (Medical Research Facilities
                       Stowers)                                    A        1.600       15,400,000
--------------------------------------------------------------------------------------------------
 16,000     Missouri State Health & Educational Facilities
             Authority Revenue (Medical Research Facilities
             Stowers), Series A                                    A        1.600       16,000,000
--------------------------------------------------------------------------------------------------
  5,570     St. Charles County Industrial Development
             Authority Revenue Refunding (Casalon
             Apartments Project)                                   A        1.520        5,570,000
--------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
20

UBS PaineWebber RMA Tax-Free Fund, Inc.

Statement of Net Assets -- December 31, 2002 (unaudited)

Principal
 Amount                                                         Maturity   Interest
  (000)                                                          Dates      Rates         Value
--------------------------------------------------------------------------------------------------
Municipal Bonds and Notes--(continued)
--------------------------------------------------------------------------------------------------
Missouri--(concluded)
$ 6,000     St. Charles County Industrial Development
             Authority Revenue Refunding (Remington
             Apartments Project)                                    A       1.520%      $6,000,000
--------------------------------------------------------------------------------------------------
                                                                                        87,925,000
--------------------------------------------------------------------------------------------------
Nebraska--0.62%
  4,100     Lancaster County Hospital Authority Revenue
             (Immanuel Health Systems), Series A                    A       1.800        4,100,000
--------------------------------------------------------------------------------------------------
 11,100     Nebraska Help Increase Revenue
             (Multi-Modal), Series E                                A       1.600       11,100,000
--------------------------------------------------------------------------------------------------
  2,000     Nebraska Public Power District Revenue
             (Power Supply Systems)                              01/01/03   6.125        2,040,000
--------------------------------------------------------------------------------------------------
  2,800     Nebraska Public Power District Revenue
             (Power Supply Systems), Series B                    01/01/03   5.250        2,856,000
--------------------------------------------------------------------------------------------------
                                                                                        20,096,000
--------------------------------------------------------------------------------------------------
Nevada--0.07%
  2,300     Clark County School District,
             Series A                                              A        1.700        2,300,000
--------------------------------------------------------------------------------------------------
New Hampshire--1.40%
  6,300     Dover New Hampshire Bond Anticipation Notes         06/24/03    2.000        6,314,718
--------------------------------------------------------------------------------------------------
 13,800     New Hampshire Business Finance Authority
             Resource Recovery Revenue (Wheelabrator),
             Series A                                              A        1.550       13,800,000
--------------------------------------------------------------------------------------------------
 5,885     New Hampshire Higher Educational & Health
            Facilities Authority Revenue (Mary Hitchcock),
            Series 85-H                                            A        1.500        5,885,000
--------------------------------------------------------------------------------------------------
 19,525    New Hampshire Housing Finance Authority,
            Multi-Family Revenue
            (EQR Bond Partnership Project)                         A        1.600       19,525,000
--------------------------------------------------------------------------------------------------
                                                                                        45,524,718
--------------------------------------------------------------------------------------------------
New Jersey--1.62%
  7,139     Barnegat Township New Jersey Board of
             Education Temporary Notes                          07/17/03    2.750        7,181,811
--------------------------------------------------------------------------------------------------
 45,000     New Jersey State Tax & Revenue
             Anticipation Notes                                 06/12/03    3.000       45,302,850
--------------------------------------------------------------------------------------------------
                                                                                        52,484,661
--------------------------------------------------------------------------------------------------
New Mexico--0.88%
 18,000     New Mexico State Tax & Revenue
             Anticipation Notes                                 06/30/03    3.000       18,130,225
--------------------------------------------------------------------------------------------------
 10,405     University of New Mexico, University Revenue          A         1.450       10,405,000
--------------------------------------------------------------------------------------------------
                                                                                        28,535,225
--------------------------------------------------------------------------------------------------
New York--1.43%
  8,500     New York City Municipal Water Finance
             Authority Fiscal 2003, Subseries C-1                  A        1.700        8,500,000
--------------------------------------------------------------------------------------------------
  7,800     New York City Municipal Water Finance
             Authority Tax-Exempt Commercial Paper              02/07/03    1.100        7,800,000
--------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

UBS PaineWebber RMA Tax-Free Fund, Inc.

Statement of Net Assets -- December 31, 2002 (unaudited)

Principal
 Amount                                                         Maturity   Interest
  (000)                                                          Dates      Rates         Value
---------------------------------------------------------------------------------------------------
Municipal Bonds and Notes--(continued)
---------------------------------------------------------------------------------------------------
New York--(concluded)
$10,000     New York State Power Authority                      01/15/03    1.080%      $10,000,000
---------------------------------------------------------------------------------------------------
 10,000     New York State Thruway Authority
             General Revenue                                    02/11/03    1.150        10,000,000
---------------------------------------------------------------------------------------------------
 10,000     Triborough Bridge & Tunnel Authority New York
             Refunding, Series A                                   A        1.500        10,000,000
---------------------------------------------------------------------------------------------------
                                                                                         46,300,000
---------------------------------------------------------------------------------------------------
North Carolina--4.16%
  4,300     Mecklenburg County Lease Revenue
             (The Young Mens Christian Association)                A        1.550         4,300,000
---------------------------------------------------------------------------------------------------
 11,850     North Carolina Educational Facilities
             (Elon College)                                        A        1.500        11,850,000
---------------------------------------------------------------------------------------------------
 17,840     North Carolina Educational Facilities Finance
             Agency Revenue (Duke University Project),
             Series A                                              A        1.400        17,840,000
---------------------------------------------------------------------------------------------------
 10,675     North Carolina Educational Facilities Finance
             Agency Revenue (Guilford College)                     A        1.600        10,675,000
---------------------------------------------------------------------------------------------------
  6,795     North Carolina Educational Facilities Finance
             Agency Revenue (Providence Day)                       A        1.550         6,795,000
---------------------------------------------------------------------------------------------------
 18,500     North Carolina Medical Care Commission
             Hospital Revenue (Duke University Hospital),
             Series B                                              A        1.550        18,500,000
---------------------------------------------------------------------------------------------------
 18,865     North Carolina Medical Care Commission
             Hospital Revenue (Duke University Hospital),
             Series C                                              A        1.550        18,865,000
---------------------------------------------------------------------------------------------------
 10,000     North Carolina State (Public Improvement Bond),
             Series F                                              A        1.500        10,000,000
---------------------------------------------------------------------------------------------------
 15,000     North Carolina State Refunding, Series B               A        1.450        15,000,000
---------------------------------------------------------------------------------------------------
  7,300     North Carolina State University Raleigh Revenue
             (Centennial Campus), Series A                         A        1.600         7,300,000
---------------------------------------------------------------------------------------------------
  7,600     Union County Industrial Facilities & Pollution
             Control Revenue Financing Authority (Square
             D Co. Project)                                        A        1.600         7,600,000
---------------------------------------------------------------------------------------------------
  1,100     University of North Carolina Hospital Chapel Hill
             Revenue Refunding, Series B                           A        1.750         1,100,000
---------------------------------------------------------------------------------------------------
  5,000     Winston Salem Water and Sewer Systems
             Refunding, Series C                                   A        1.550         5,000,000
---------------------------------------------------------------------------------------------------
                                                                                        134,825,000
---------------------------------------------------------------------------------------------------
Ohio--6.10%
  9,600     Cleveland Airport Systems Revenue, Series C            A        1.550         9,600,000
---------------------------------------------------------------------------------------------------
 18,000     Columbus City School District, School Facilities
             Construction & Improvement Notes                   06/19/03    2.000        18,070,534
---------------------------------------------------------------------------------------------------
 18,900     Columbus Sewer Revenue                                 A        1.550        18,900,000
---------------------------------------------------------------------------------------------------
 17,935     Cuyahoga County Hospital Revenue (Cleveland
             Clinic Foundation), Series A                          A        1.600        17,935,000
---------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
22

UBS PaineWebber RMA Tax-Free Fund, Inc.

Statement of Net Assets -- December 31, 2002 (unaudited)

Principal
 Amount                                                         Maturity   Interest
  (000)                                                          Dates      Rates        Value
--------------------------------------------------------------------------------------------------
Municipal Bonds and Notes--(continued)
--------------------------------------------------------------------------------------------------
Ohio--(concluded)
$ 6,000     Cuyahoga County Hospital Revenue
             (University Hospital Health Center)                   A        1.600%      $6,000,000
--------------------------------------------------------------------------------------------------
 12,375     Franklin County Hospital Revenue Refunding
             (U.S. Health Corp.), Series A                         A        1.500       12,375,000
--------------------------------------------------------------------------------------------------
 11,445     Franklin County Hospital Revenue Refunding
             (U.S. Health Corp.), Series B                         A        1.500       11,445,000
--------------------------------------------------------------------------------------------------
 10,800     Franklin County Hospital Revenue Subordinated
             (Doctors Ohio Health), Series B                       A        1.550       10,800,000
--------------------------------------------------------------------------------------------------
 18,500     Kent State University Revenue                          A        1.550       18,500,000
--------------------------------------------------------------------------------------------------
  7,250     Mahoning County Housing Revenue
             (Youngstown State University Project)                 A        1.500        7,250,000
--------------------------------------------------------------------------------------------------
 14,200     Ohio State Air Quality Development Authority
             Revenue Refunding (Ohio Edison Project),
             Series A                                              A        1.500       14,200,000
--------------------------------------------------------------------------------------------------
  1,400     Ohio State Air Quality Development Authority
             Revenue Refunding (Ohio Edison Project),
             Series C                                              A        1.700        1,400,000
--------------------------------------------------------------------------------------------------
 16,475     Ohio State Higher Educational Facilities Revenue
             (Case Western Reserve), Series A                      A        1.700       16,475,000
--------------------------------------------------------------------------------------------------
 29,900     Ohio State Water Development Authority
             Revenue Refunding Water Development
             Project                                               A        1.500       29,900,000
--------------------------------------------------------------------------------------------------
  5,000     University of Toledo General Receipt                   A        1.850        5,000,000
--------------------------------------------------------------------------------------------------
                                                                                       197,850,534
--------------------------------------------------------------------------------------------------
Oklahoma--0.19%
  6,105     Oklahoma Development Finance Authority
             Revenue (Samuel Roberts Noble, Inc.)                05/01/03   5.000        6,172,634
--------------------------------------------------------------------------------------------------
Oregon--0.21%
  6,700     Portland Multi-Family Revenue
             (South Park Block Project), Series A                  A        1.150        6,700,000
--------------------------------------------------------------------------------------------------
Pennsylvania--3.80%
 14,835     Delaware County Authority Hospital Revenue
             (Crozer-Chester Medical Center)                       A        1.550       14,835,000
--------------------------------------------------------------------------------------------------
 20,900     Delaware Valley Regional Finance Authority
             (Local Government Revenue)                            A        1.500       20,900,000
--------------------------------------------------------------------------------------------------
 15,200     Pennsylvania Higher Educational Facilities
             Authority Revenue (University of Pennsylvania
             Health Services), Series B                            A        1.600       15,200,000
--------------------------------------------------------------------------------------------------
 10,000     Pennsylvania Higher Educational Facilities
             Authority Revenue (University of Pennsylvania
             Health Services), Series C                            A        1.600       10,000,000
--------------------------------------------------------------------------------------------------
  2,000     Philadelphia Authority for Industrial Development
             Revenue (Fox Chase Cancer Center Project)             A        1.800        2,000,000
--------------------------------------------------------------------------------------------------
 10,000     Philadelphia Authority for Industrial Development
             Revenue (Regional Performing Arts Center
             Project)                                              A        1.550       10,000,000
--------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

UBS PaineWebber RMA Tax-Free Fund, Inc.
Statement of Net Assets -- December 31, 2002 (unaudited)

Principal
 Amount                                                            Maturity   Interest
  (000)                                                             Dates      Rates         Value
------------------------------------------------------------------------------------------------------
Municipal Bonds and Notes--(continued)
------------------------------------------------------------------------------------------------------
Pennsylvania--(concluded)
$11,470     Philadelphia Hospital & Higher Education Facilities
             Authority Revenue (Jefferson Health Systems),
             Series B                                              03/27/03   2.350%       $11,470,000
------------------------------------------------------------------------------------------------------
 24,200     University of Pittsburgh of the Commonwealth
             Systems of Higher Education (University Capital
             Project), Series A                                        A      1.600         24,200,000
------------------------------------------------------------------------------------------------------
 14,750     York General Authority Revenue (Pooled
             Financing Subordinated), Series B                         A      1.550         14,750,000
------------------------------------------------------------------------------------------------------
                                                                                           123,355,000
------------------------------------------------------------------------------------------------------
Rhode Island--0.05%
  1,700     Rhode Island Industrial Facilities Marine
             Refunding (ExxonMobil Project)                            A      1.700          1,700,000
------------------------------------------------------------------------------------------------------
South Carolina--3.29%
  2,000     Chesterfield County School District Tax
             Anticipation Notes                                    04/15/03   2.250          2,004,510
------------------------------------------------------------------------------------------------------
 10,000     Piedmont Municipal Power Agency, South
             Carolina Electric Revenue Refunding, Series A             A      1.600         10,000,000
------------------------------------------------------------------------------------------------------
 11,600     Piedmont Municipal Power Agency, South
             Carolina Electric Revenue Refunding, Series D             A      1.500         11,600,000
------------------------------------------------------------------------------------------------------
 10,000     Rock Hill Utility Systems Revenue, Series B                A      1.450         10,000,000
------------------------------------------------------------------------------------------------------
  5,584     South Carolina Association of Governmental
             Organizations                                         04/15/03   3.000          5,609,007
------------------------------------------------------------------------------------------------------
 19,380     South Carolina Jobs Economic Development
             Authority (Coastal Carolina University Project),
             Series A                                                  A      1.550         19,380,000
------------------------------------------------------------------------------------------------------
  5,400     South Carolina Jobs Economic Development
             Authority (YMCA Greenville Project)                       A      1.600          5,400,000
------------------------------------------------------------------------------------------------------
 29,140     South Carolina Jobs Economic Development
             Authority Hospital Facilities Revenue                            1.450 to
             (Baptist Healthcare Systems)                              A      1.500         29,140,000
------------------------------------------------------------------------------------------------------
 13,446     South Carolina Public Service Authority
             Tax-Exempt Commercial Paper                           01/14/03   1.500         13,446,000
------------------------------------------------------------------------------------------------------
                                                                                           106,579,517
------------------------------------------------------------------------------------------------------
Tennessee--2.39%
  3,900     Metropolitan Nashville Airport Authority                   A      1.600          3,900,000
------------------------------------------------------------------------------------------------------
    600     Metropolitan Nashville Airport Authority Special
             Facilities Revenue (American Airlines Project),
             Series A                                                  A      1.700            600,000
------------------------------------------------------------------------------------------------------
  3,900     Metropolitan Nashville Airport Authority Special
             Facilities Revenue (American Airlines Project),
             Series B                                                  A      1.700          3,900,000
------------------------------------------------------------------------------------------------------
  5,000     Metropolitan Nashville & Davidson County,
             Health & Educational Facilities Board Revenue
             (Ascension Health Credit), Series B-1                 07/28/03   1.600          5,000,000
------------------------------------------------------------------------------------------------------
  9,775     Metropolitan Nashville & Davidson County,
             Health and Educational Facilities Board
             Revenue (Vanderbilt University)                           A      1.550          9,775,000
------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
24

UBS PaineWebber RMA Tax-Free Fund, Inc.

Statement of Net Assets -- December 31, 2002 (unaudited)

Principal
 Amount                                                            Maturity      Interest
  (000)                                                             Dates         Rates         Value
---------------------------------------------------------------------------------------------------------
Municipal Bonds and Notes--(continued)
---------------------------------------------------------------------------------------------------------
Tennessee--(concluded)
$18,745     Montgomery County Public Building Authority
             Revenue (Pooled Loan)                                      A        1.550%       $18,745,000
---------------------------------------------------------------------------------------------------------
 10,000     Shelby County Health Educational & Housing
             Facilities Board Revenue                               01/23/03     1.150         10,000,000
---------------------------------------------------------------------------------------------------------
 10,120     Shelby County, Series A                                     A        1.600         10,120,000
---------------------------------------------------------------------------------------------------------
  5,700     Signal Mountain Health Educational & Housing
             Facilities Board Revenue Refunding (Alexian
             Village)                                                   A        1.590          5,700,000
---------------------------------------------------------------------------------------------------------
  9,790     Tusculum Health Educational & Housing Board,
             Educational Facilities Revenue (Tusculum
             College Project)                                           A        1.550          9,790,000
---------------------------------------------------------------------------------------------------------
                                                                                               77,530,000
---------------------------------------------------------------------------------------------------------
Texas--11.21%
    800     Angelina & Neches River Authority, Texas
             Industrial Development Corp. Solid Waste
             Revenue, Series E                                          A        1.800            800,000
---------------------------------------------------------------------------------------------------------
  4,000     City of Houston Higher Education Finance Corp.         02/12/03      1.200          4,000,000
---------------------------------------------------------------------------------------------------------
 12,800     Georgetown Higher Education Finance Corp.
             (Southwestern University)                                  A        1.600         12,800,000
---------------------------------------------------------------------------------------------------------
  6,100     Harris County Health Facilities Development
             Corp. Revenue (St. Luke's Episcopal Hospital),
             Series B                                                   A        1.800          6,100,000
---------------------------------------------------------------------------------------------------------
 21,700     Harris County Health Facilities Development
             Corp. Revenue (Methodist Hospital)                         A        1.800         21,700,000
---------------------------------------------------------------------------------------------------------
 11,500     Harris County Health Facilities Development
             Corp. Revenue (YMCA Greater Houston Area)                  A          1.800       11,500,000
---------------------------------------------------------------------------------------------------------
 10,000     Harris County Industrial Development Corp.
             Revenue Refunding (Baytank Houston, Inc.
             Project)                                                   A        1.600         10,000,000
---------------------------------------------------------------------------------------------------------
  2,125     Harris County, Series N1 Registered D                       A        1.700          2,125,000
---------------------------------------------------------------------------------------------------------
 30,970     Harris County Toll Roads                                    A        1.600         30,970,000
---------------------------------------------------------------------------------------------------------
  6,000     Houston General Obligation Tax-Exempt
             Commercial Paper                                       02/10/03     1.100          6,000,000
---------------------------------------------------------------------------------------------------------
 15,725     Houston Housing Finance Corp. (Palm Center
             Apartments), Series A                                      A        1.550         15,725,000
---------------------------------------------------------------------------------------------------------
  9,000     Houston Water & Sewer Authority                             A        1.100          9,000,000
---------------------------------------------------------------------------------------------------------
 24,550     Irving Texas Tax-Exempt Commercial Paper               01/13/03 to   1.500 to
                                                                   01/15/03      1.650         24,550,000
---------------------------------------------------------------------------------------------------------
  5,500     Midlothian Industrial Development Corp.
             Pollution Control Revenue
             (Bow Crow Cement Co. Project)                              A        1.550          5,500,000
---------------------------------------------------------------------------------------------------------
 15,000     North Central Texas Health Facilities Development
             Corp. (Methodist Hospital)                            01/31/03      1.150         15,000,000
---------------------------------------------------------------------------------------------------------
  7,000     North Texas Thruway Authority (Dallas Project)         01/21/03      1.100          7,000,000
---------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

UBS PaineWebber RMA Tax-Free Fund, Inc.

Statement of Net Assets -- December 31, 2002 (unaudited)

Principal
 Amount                                                           Maturity   Interest
  (000)                                                            Dates       Rates           Value
--------------------------------------------------------------------------------------------------------
Municipal Bonds and Notes--(continued)
--------------------------------------------------------------------------------------------------------
Texas--(concluded)
 $  9,000     Pasadena Texas Independent School District,
               Series A                                           04/01/03     2.250%         $9,018,321
--------------------------------------------------------------------------------------------------------
    3,000     Port Arthur Navigation District Refunding
               (Texaco, Inc. Project)                                 A        1.750           3,000,000
--------------------------------------------------------------------------------------------------------
    4,000     Red River (Southwestern Public Service)                 A        1.600           4,000,000
--------------------------------------------------------------------------------------------------------
    5,000     San Antonio Texas Electric and Gas, Series A        01/24/03     1.700           5,000,000
--------------------------------------------------------------------------------------------------------
    7,010     Tarrant County Texas Housing Finance Corp.
               Revenue Refunding (Multi-Family Housing
               Apartments Project)                                    A        1.650           7,010,000
--------------------------------------------------------------------------------------------------------
  141,345     Texas State Tax & Revenue Anticipation Notes,
               Series A-L32                                       08/29/03     2.750         142,585,518
--------------------------------------------------------------------------------------------------------
   10,000     University of Texas Board of Regents Tax-Exempt
               Commercial Paper                                   04/23/03     1.200          10,000,000
--------------------------------------------------------------------------------------------------------
                                                                                             363,383,839
--------------------------------------------------------------------------------------------------------
Utah--1.25%
   22,500     Davis County School District General Obligation
               Tax Anticipation Notes                             06/30/03     3.000          22,650,624
--------------------------------------------------------------------------------------------------------
    1,000     Salt Lake County Pollution Control Revenue
               Refunding (Service Station Holdings Project)           A        1.750           1,000,000
--------------------------------------------------------------------------------------------------------
   16,800     Utah State, Series A                                    A        1.450          16,800,000
--------------------------------------------------------------------------------------------------------
                                                                                              40,450,624
--------------------------------------------------------------------------------------------------------
Vermont--1.27%
   29,600     Vermont Educational & Health Buildings
               Financing Agency Revenue
               (Fletcher Allen Hospital), Series B                    A        1.500          29,600,000
--------------------------------------------------------------------------------------------------------
    4,000     Vermont Educational & Health Buildings
               Financing Agency Revenue
               (Marlboro College Project), Series A                   A        1.250           4,000,000
--------------------------------------------------------------------------------------------------------
    7,500     Vermont State Revenue Anticipation Notes            06/17/03     2.500           7,538,686
--------------------------------------------------------------------------------------------------------
                                                                                              41,138,686
--------------------------------------------------------------------------------------------------------
Virginia--1.83%
   37,510     Loudoun County Industrial Development
               Authority (Falcons Landing Project)                    A        1.500          37,510,000
--------------------------------------------------------------------------------------------------------
    7,000     Norfolk Industrial Development Authority
               Revenue (Hospital Facilities Childrens Project)        A        1.550           7,000,000
--------------------------------------------------------------------------------------------------------
   11,000     Roanoke Virginia Industrial Development
               Authority Hospital Revenue (Carilion Health
               Services Systems), Series C                            A        1.700          11,000,000
--------------------------------------------------------------------------------------------------------
    3,800     Roanoke Virginia Industrial Development
               Authority Hospital Revenue (Carilion Health
               Services Systems), Series D                            A        1.750           3,800,000
--------------------------------------------------------------------------------------------------------
                                                                                              59,310,000
--------------------------------------------------------------------------------------------------------
Washington--3.76%
   22,200     King County Washington Sewer Revenue
               (Junior Lien), Series B                                A        1.600          22,200,000
--------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
26

UBS PaineWebber RMA Tax-Free Fund, Inc.

Statement of Net Assets -- December 31, 2002 (unaudited)

    Principal
      Amount                                                         Maturity   Interest
      (000)                                                           Dates       Rates           Value
-----------------------------------------------------------------------------------------------------------
Municipal Bonds and Notes--(concluded)
-----------------------------------------------------------------------------------------------------------
Washington--(concluded)
     $ 4,595     Pierce County Washington Economic
                  Development Corp. Special Revenue,
                  (Weyerhaeuser Real Estate)                             A        1.650%         $4,595,000
-----------------------------------------------------------------------------------------------------------
       9,350     Port of Vancouver Washington
                  (United Grain Corp.)                                   A        1.550           9,350,000
-----------------------------------------------------------------------------------------------------------
       9,700     Seattle Municipal Light & Power Revenue                 A        1.450           9,700,000
-----------------------------------------------------------------------------------------------------------
      35,370     Snohomish County Public Utility District No. 001
                  Electric Revenue Refunding (Generation
                 Systems), Series A                                      A        1.450          35,370,000
-----------------------------------------------------------------------------------------------------------
      10,000     Tulalip Tribes of The Tulalip Reservation Special
                  Revenue Refunding                                      A        1.600          10,000,000
-----------------------------------------------------------------------------------------------------------
       3,695     Washington State Public Power Supply Systems
                  Nuclear Project No. 1 Revenue Refunding,
                  Series 1A-1                                            A        1.600           3,695,000
-----------------------------------------------------------------------------------------------------------
      14,500     Washington State Public Power Supply Systems
                  No. 3 Electric Revenue Refunding, Series 3A            A        1.600          14,500,000
-----------------------------------------------------------------------------------------------------------
      12,400     Washington State, Series VR-96B                         A        1.450          12,400,000
-----------------------------------------------------------------------------------------------------------
                                                                                                121,810,000
-----------------------------------------------------------------------------------------------------------
Wisconsin--1.02%
-----------------------------------------------------------------------------------------------------------
       6,100     City of Oak Creek Pollution Control Revenue
                  (Wisconsin Electric Power Co.)                         A        1.750           6,100,000
-----------------------------------------------------------------------------------------------------------
      10,000     Wisconsin Center District Wisconsin Tax Revenue,
                  Series A                                               A        1.600          10,000,000
-----------------------------------------------------------------------------------------------------------
       5,000     Wisconsin School District Cash Flow
                  Management Program Certificates of
                  Participation, Series A-1                          09/23/03     2.250           5,026,791
-----------------------------------------------------------------------------------------------------------
       2,000     Wisconsin State Health & Education Facilities
                  Authority Revenue (Gundersen Lutheran),
                  Series A                                               A        1.850           2,000,000
-----------------------------------------------------------------------------------------------------------
      10,000     Wisconsin State Health & Education Facilities
                  Authority Revenue (Wheaton Franciscian
                  Services)                                              A        1.590          10,000,000
-----------------------------------------------------------------------------------------------------------
                                                                                                 33,126,791
-----------------------------------------------------------------------------------------------------------
Wyoming--0.31%
      10,000     Wyoming State Education Fund Tax & Revenue
                  Anticipation Notes                                 06/27/03     2.500          10,044,398
-----------------------------------------------------------------------------------------------------------
Total Investments (cost--$3,385,784,511 which approximates cost for
 federal income tax purposes)--104.43%                                                        3,385,784,511
-----------------------------------------------------------------------------------------------------------
Liabilities in excess of other assets--(4.43)%                                                 (143,600,203)
-----------------------------------------------------------------------------------------------------------
Net Assets (applicable to 3,242,922,494 shares of common stock
 outstanding equivalent to $1.00 per share)--100.00%                                         $3,242,184,308
-----------------------------------------------------------------------------------------------------------

A Variable rate demand notes and variable rate certificates of participation are payable on demand. The interest rates shown are the current rates as of December 31, 2002, and reset periodically.

                       Weighted average maturity--31 days


                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

UBS PaineWebber RMA California Municipal Money Fund

Statement of Net Assets -- December 31, 2002 (unaudited)

Principal
  Amount                                                         Maturity    Interest
  (000)                                                           Dates        Rates          Value
------------------------------------------------------------------------------------------------------
Municipal Bonds and Notes--96.93%
------------------------------------------------------------------------------------------------------
 $6,000     California Community College Financing Tax and
             Revenue Anticipation Notes                         06/30/03     3.000%         $6,038,394
------------------------------------------------------------------------------------------------------
 10,000     California Department of Water Resources Power
             Supply Revenue (Series B-5)                            A        1.800          10,000,000
------------------------------------------------------------------------------------------------------
 10,000     California Department of Water Resources Power
             Supply Revenue (Series C-14)                           A        1.800          10,000,000
------------------------------------------------------------------------------------------------------
  8,393     California Educational Facilities Authority                      1.000 to
             (Stanford University-Series L)                         A        1.350           8,393,000
------------------------------------------------------------------------------------------------------
 15,725     California Educational Facilities Authority
             (Stanford University-Series L-8)                       A        1.350          15,725,000
------------------------------------------------------------------------------------------------------
 10,704     California Health Facilities Financing Authority
             (Floating Pooled Loan Program-Series B)                A        1.450          10,704,000
------------------------------------------------------------------------------------------------------
  4,000     California Health Facilities Financing Authority
             (Hospital Adventist Health Systems-Series B)           A        1.550           4,000,000
------------------------------------------------------------------------------------------------------
  1,200     California Health Facilities Financing Authority
             (Hospital Adventist Health Systems-Series C)           A        1.550           1,200,000
------------------------------------------------------------------------------------------------------
  5,300     California Health Facilities Financing Authority
             (Santa Barbara Cottage-Series C)                       A        1.400           5,300,000
------------------------------------------------------------------------------------------------------
  2,400     California Health Facilities Financing Authority
             (Sutter Health-Series B)                               A        1.550           2,400,000
------------------------------------------------------------------------------------------------------
 11,200     California Housing Finance Agency Revenue
             (Home Mortgage-Series I)                               A        1.450          11,200,000
------------------------------------------------------------------------------------------------------
  5,500     California Infrastructure & Economic
             Development Revenue
             (Buck Institute Age Research)                          A        1.550           5,500,000
------------------------------------------------------------------------------------------------------
 18,300     California Infrastructure & Economic
             Development Revenue (Independent Systems
             Operation Corp. Project-Series B)                      A        1.650          18,300,000
------------------------------------------------------------------------------------------------------
  4,900     California Infrastructure & Economic
             Development Revenue (Rand Corp.-Series B)              A        1.500           4,900,000
------------------------------------------------------------------------------------------------------
  1,900     California Pollution Control Financing Authority
             Pollution Control Revenue
             (Homestake Mining-Series 84A)                          A        1.450           1,900,000
------------------------------------------------------------------------------------------------------
 10,000     California School Cash Reserve Program
             Authority Pool (Series A)                          07/03/03     3.000          10,065,579
------------------------------------------------------------------------------------------------------
    800     California Statewide Communities Development
             Authority Revenue Certificates of Participation        A        1.430             800,000
------------------------------------------------------------------------------------------------------
  6,355     California Statewide Communities Development
             Authority Revenue Certificates of Participation
             (Continuing Care University Project)                   A        1.500           6,355,000
------------------------------------------------------------------------------------------------------
 14,000     California Statewide Communities Development
             Authority Tax and Revenue Anticipation Notes
             (Series B)                                         06/30/03     3.000          14,088,200
------------------------------------------------------------------------------------------------------
 25,735     California Transit Financing Authority                  A        1.450          25,735,000
------------------------------------------------------------------------------------------------------
  5,980     Abag Finance Authority for Nonprofit Corp.
             Certificates of Participation
             (Lucile Salter Packard Project)                        A        1.400           5,980,000
------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
28

UBS PaineWebber RMA California Municipal Money Fund

Statement of Net Assets -- December 31, 2002 (unaudited)

Principal
  Amount                                                         Maturity    Interest
  (000)                                                           Dates        Rates            Value
--------------------------------------------------------------------------------------------------------
Municipal Bonds and Notes--(continued)
--------------------------------------------------------------------------------------------------------
$10,820    Alameda Contra Costa Schools Financing
            Authority Certificates of Participation
            (Capital Improvement Financing Projects-Series A)        A        1.500%         $10,820,000
--------------------------------------------------------------------------------------------------------
  2,130    Alameda Contra Costa Schools Financing
            Authority Certificates of Participation
            (Capital Improvement Financing Projects-Series D)        A        1.500            2,130,000
--------------------------------------------------------------------------------------------------------
  4,000    Alisal Union School District Certificates of
            Participation (Bridge Financing Program-
            Series A)                                                A        1.400            4,000,000
--------------------------------------------------------------------------------------------------------
 15,300    Anaheim Certificates of Participation                     A        1.350           15,300,000
--------------------------------------------------------------------------------------------------------
  7,200    Butte County Office of Education Tax and
            Revenue Anticipation Notes                           10/02/03     2.500            7,258,589
--------------------------------------------------------------------------------------------------------
  9,495    Contra Costa County Housing Authority Multi-
            Family Revenue (Lakeshore-Series C)                      A        1.400            9,495,000
--------------------------------------------------------------------------------------------------------
  9,500    Daly City Housing Finance Agency Multi-Family
            Revenue Refunding
            (Serramonte Del Ray-Series A)                            A        1.420            9,500,000
--------------------------------------------------------------------------------------------------------
  9,000    East Bay Municipal Utility District Water Systems
            Revenue (Subseries A)                                    A        1.350            9,000,000
--------------------------------------------------------------------------------------------------------
  3,800    Fremont Certificates of Participation
            (Capital Improvement Financing Project)                  A        1.450            3,800,000
--------------------------------------------------------------------------------------------------------
  3,755    Fremont Certificates of Participation
            (Office Building Improvement & Fire Equipment)           A        1.450            3,755,000
--------------------------------------------------------------------------------------------------------
  3,000    Fremont Multi-Family Housing Revenue Refunding
            (Creekside Village Apartments-Series D)                  A        1.350            3,000,000
--------------------------------------------------------------------------------------------------------
 10,000    Fresno Multi-Family Housing Revenue Refunding
            (Heron Pointe Apartments-Series A)                       A        1.470           10,000,000
--------------------------------------------------------------------------------------------------------
  5,000    Fresno Unified School District Tax and Revenue
            Anticipation Notes                                   08/27/03     2.500            5,037,629
--------------------------------------------------------------------------------------------------------
  4,800    Golden Empire Schools Financing Authority
            (Kern High School District Project)                      A        1.400            4,800,000
--------------------------------------------------------------------------------------------------------
 10,645    Golden Empire Schools Financing Authority                          1.400 to
            (Kern High School District Project-Series A)             A        1.500           10,645,000
--------------------------------------------------------------------------------------------------------
  4,300    Golden Empire Schools Financing Authority
            (Kern High School District Project-Series B)             A        1.400            4,300,000
--------------------------------------------------------------------------------------------------------
 10,431    Irvine Improvement Bond Act 1915 Updates
            Assessment District 85-7-I                               A        1.500           10,431,000
--------------------------------------------------------------------------------------------------------
    700    Irvine Ranch Water District (Improvement District
            No.182-Series A)                                         A        1.450              700,000
--------------------------------------------------------------------------------------------------------
  5,700    Irvine Ranch Water District Certificates of
            Participation (Capital Improvement Project)              A        1.450            5,700,000
--------------------------------------------------------------------------------------------------------
    400    Irvine Ranch Water District Refunding (Series A)          A        1.430              400,000
--------------------------------------------------------------------------------------------------------
  2,800    Irvine Ranch Water District Refunding (Series B)          A        1.600            2,800,000
--------------------------------------------------------------------------------------------------------
 14,705    Livermore California Certificates of Participation
            (Capital Projects)                                       A        1.450           14,705,000
--------------------------------------------------------------------------------------------------------
  5,000    Los Altos School District Tax and Revenue
            Anticipation Notes                                   08/07/03     2.500            5,031,502
--------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

UBS PaineWebber RMA California Municipal Money Fund

Statement of Net Assets -- December 31, 2002 (unaudited)

Principal
  Amount                                                           Maturity   Interest
  (000)                                                              Dates      Rates           Value
--------------------------------------------------------------------------------------------------------
Municipal Bonds and Notes--(continued)
--------------------------------------------------------------------------------------------------------
 $8,100     Los Angeles Community Redevelopment Agency
             Multi-Family Housing Revenue
             (Skyline at Southpark Phase II)                           A        1.500%        $8,100,000
--------------------------------------------------------------------------------------------------------
  7,000     Los Angeles County Pension Obligation
             Refunding (Series A)                                      A        1.350          7,000,000
--------------------------------------------------------------------------------------------------------
 10,000     Los Angeles County Schools Pooled Financing
             Program Certificates of Participation
             (Pooled Transport-Series A)                           06/30/03     3.000         10,064,484
--------------------------------------------------------------------------------------------------------
  8,850     Los Angeles County Tax and Revenue
             Anticipation Notes (Series A)                         06/30/03     3.000          8,911,372
--------------------------------------------------------------------------------------------------------
 12,600     Los Angeles County Transport Commission Sales
             Tax and Revenue (Series A)                                A        1.350         12,600,000
--------------------------------------------------------------------------------------------------------
 12,900     Los Angeles Multi-Family Housing Revenue
             (Museum Terrace Apartments-Series H)                      A        1.400         12,900,000
--------------------------------------------------------------------------------------------------------
 10,000     Los Angeles Unified School District Tax and
             Revenue Anticipation Notes (Series A)                 07/01/03     3.000         10,076,070
--------------------------------------------------------------------------------------------------------
 14,500     Los Angeles Unified School District Certificates of
             Participation (Land Acquisition Program-
             Series D)                                                 A        1.450         14,500,000
--------------------------------------------------------------------------------------------------------
  8,000     Los Angeles Water and Power Revenue
             Subseries B-1                                             A        1.400          8,000,000
--------------------------------------------------------------------------------------------------------
  7,950     Los Angeles Water and Power Revenue
             Subseries B-3                                             A        1.450          7,950,000
--------------------------------------------------------------------------------------------------------
  4,500     Los Angeles Water and Power Revenue
             Subseries B-6                                             A        1.500          4,500,000
--------------------------------------------------------------------------------------------------------
  4,000     Metropolitan Water District Southern California
             Waterworks Revenue (Series B)                             A        1.400          4,000,000
--------------------------------------------------------------------------------------------------------
  4,700     Metropolitan Water District Southern California
             Waterworks Revenue (Series B-4)                           A        1.350          4,700,000
--------------------------------------------------------------------------------------------------------
  2,700     Metropolitan Water District Southern California
             Waterworks Revenue (Series C-1)                           A        1.600          2,700,000
--------------------------------------------------------------------------------------------------------
  3,400     Metropolitan Water District Southern California
             Waterworks Revenue (Series C-2)                           A        1.450          3,400,000
--------------------------------------------------------------------------------------------------------
  6,795     Moorpark Industrial Development Authority
             (Fred Kavli and Kavlico Corp.)                            A        1.400          6,795,000
--------------------------------------------------------------------------------------------------------
  7,355     M-S-R Public Power Agency Revenue
             (San Juan Project-Series E)                               A        1.450          7,355,000
--------------------------------------------------------------------------------------------------------
  5,300     Newport Beach Revenue
             (Hoag Memorial Hospital-Series A)                         A        1.600          5,300,000
--------------------------------------------------------------------------------------------------------
  1,600     Newport Beach Revenue
             (Hoag Memorial Hospital-Series C)                         A        1.600          1,600,000
--------------------------------------------------------------------------------------------------------
    800     Newport Beach Revenue
             (Hoag Memorial Presbyterian Hospital)                     A        1.460            800,000
--------------------------------------------------------------------------------------------------------
 16,712     Northern California Transmission Agency
             Revenue Refunding (California-Oregon
             Transmission-Series A)                                    A        1.500         16,712,000
--------------------------------------------------------------------------------------------------------
 13,600     Oakland Alameda County Coliseum Authority
             Lease Revenue                                             A        1.450         13,600,000
--------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
30

UBS PaineWebber RMA California Municipal Money Fund

Statement of Net Assets -- December 31, 2002 (unaudited)

Principal
  Amount                                                         Maturity    Interest
  (000)                                                           Dates       Rates            Value
-------------------------------------------------------------------------------------------------------
Municipal Bonds and Notes--(continued)
-------------------------------------------------------------------------------------------------------
$12,000    Oakland Alameda County Coliseum Authority
            Lease Revenue (Coliseum Project-Series C-2)              A        1.450%        $12,000,000
-------------------------------------------------------------------------------------------------------
  2,600    Oakland Certificates of Participation
            (Capital Equipment Project)                              A        1.500           2,600,000
-------------------------------------------------------------------------------------------------------
  7,190    Orange County Apartment Development
            Revenue (Niguel Village-Series AA)                       A        1.400           7,190,000
-------------------------------------------------------------------------------------------------------
  6,340    Orange County Apartment Development
            Revenue (Niguel Village-Series U)                        A        1.200           6,340,000
-------------------------------------------------------------------------------------------------------
 11,700    Orange County Apartment Development
            Revenue (Villas La-Paz-Series F)                         A        1.400          11,700,000
-------------------------------------------------------------------------------------------------------
    800    Orange County Water District Certificates of
            Participation (Project B)                                A        1.430             800,000
-------------------------------------------------------------------------------------------------------
  7,700    Pasadena Certificates of Participation
            (Rose Bowl Imports Project)                              A        1.550           7,700,000
-------------------------------------------------------------------------------------------------------
  6,700    Riverside County Asset Leasing Corp.
            (Leasehold Revenue)                                      A        1.350           6,700,000
-------------------------------------------------------------------------------------------------------
 10,000    Roseville Electric Systems Revenue Certificates of
            Participation                                            A        1.400          10,000,000
-------------------------------------------------------------------------------------------------------
 11,130    Sacramento County Certificates of Participation
            (Administration Center and
            Courthouse Project)                                      A        1.450          11,130,000
-------------------------------------------------------------------------------------------------------
  9,000    San Bernardino County Certificates of
            Participation (Medical Center Financing Project)         A        1.540           9,000,000
-------------------------------------------------------------------------------------------------------
  5,000    San Bernardino County Tax and Revenue
            Anticipation Notes                                   07/01/03     3.000           5,032,183
-------------------------------------------------------------------------------------------------------
 13,608    San Diego Housing Authority Multi-Family
            Housing Revenue Refunding
            (Carmel Del Mar-1993 Series E)                           A        1.400          13,608,000
-------------------------------------------------------------------------------------------------------
  8,945    San Diego Tax and Revenue Anticipation Notes
            (Series A)                                           08/01/03     3.000           9,032,093
-------------------------------------------------------------------------------------------------------
  5,000    San Diego Unified School District Tax and
            Revenue Anticipation Notes (Series A)                07/28/03     3.000           5,041,520
-------------------------------------------------------------------------------------------------------
  4,705    San Francisco City and County Certificates
            of Participation (Series C-5)                            A        1.500           4,705,000
-------------------------------------------------------------------------------------------------------
  4,700    San Francisco City and County Redevelopment
            Agency Multi-Family Housing Revenue
            (St. Francis Project-Series A)                           A        1.075           4,700,000
-------------------------------------------------------------------------------------------------------
  2,000    San Francisco City and County Redevelopment
            Agency Multi-Family Housing Revenue
            Refunding (Fillmore Center-Series A-1)                   A        1.540           2,000,000
-------------------------------------------------------------------------------------------------------
  4,000    San Francisco City and County Redevelopment
            Agency Revenue (Community Facilities District
            No. 4)                                                   A        1.200           4,000,000
-------------------------------------------------------------------------------------------------------
  3,500    San Jose Multi-Family Housing Revenue
            (Timberwood-Series A)                                    A        1.500           3,500,000
-------------------------------------------------------------------------------------------------------
 12,800    San Jose Redevelopment Agency Revenue
            (Merged Area Redevelopment Project-Series A)             A        1.450          12,800,000
-------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

UBS PaineWebber RMA California Municipal Money Fund

Statement of Net Assets -- December 31, 2002 (unaudited)

Principal
 Amount                                                             Maturity     Interest
  (000)                                                              Dates        Rates            Value
-----------------------------------------------------------------------------------------------------------
Municipal Bonds and Notes--(concluded)
-----------------------------------------------------------------------------------------------------------
  $5,500   San Jose Redevelopment Agency Revenue
            (Merged Area Redevelopment Project-Series B)                A         1.400%         $5,500,000
-----------------------------------------------------------------------------------------------------------
  13,000   San Jose-Santa Clara Water Financing Authority
            Sewer Revenue (Series B)                                    A         1.350          13,000,000
-----------------------------------------------------------------------------------------------------------
   7,000   Santa Clara County Transit District (Series A)               A         1.450           7,000,000
-----------------------------------------------------------------------------------------------------------
  14,450   Santa Clara Financing Authority
            (VMC Facility Replacement-Project B)                        A         1.400          14,450,000
-----------------------------------------------------------------------------------------------------------
   5,000   Santa Cruz County Board of Education Tax and
            Revenue Anticipation Notes                              07/01/03      3.000           5,032,297
-----------------------------------------------------------------------------------------------------------
  15,050   Simi Valley Multi-Family Housing Revenue
            Refunding (Lincoln Wood Ranch)                              A         1.500          15,050,000
-----------------------------------------------------------------------------------------------------------
   5,000   Sonoma County Tax and Revenue Anticipation
            Notes                                                   10/14/03      2.500           5,037,804
-----------------------------------------------------------------------------------------------------------
   9,358   Southeast Resources Recovery Facilities Authority
            (Series A)                                                  A         1.500           9,358,000
-----------------------------------------------------------------------------------------------------------
   5,300   South Placer Wastewater Authority California
            Wastewater Revenue (Series B)                               A         1.400           5,300,000
-----------------------------------------------------------------------------------------------------------
  12,000   Stanislaus Waste to Energy Financing Agency
            Solid Waste Facility Refunding
            (Ogden Martin Systems Project)                              A         1.450          12,000,000
-----------------------------------------------------------------------------------------------------------
   1,250   Tracy Multi-Family Housing Revenue Refunding
            (Sycamore Village Apartments-Series A)                      A         1.100           1,250,000
-----------------------------------------------------------------------------------------------------------
   1,250   Turlock Irrigation District Certificates of
            Participation (Capital Improvement and
            Refunding Project)                                          A         1.550           1,250,000
-----------------------------------------------------------------------------------------------------------
  20,000   Puerto Rico Commonwealth Tax and Revenue
            Anticipation Notes                                      07/30/03      2.500          20,116,340
-----------------------------------------------------------------------------------------------------------
   4,000   Puerto Rico Electric Power Authority Power
            (Putters-Series 262)                                        A         1.650           4,000,000
-----------------------------------------------------------------------------------------------------------
Total Municipal Bonds and Notes (cost--$770,680,056)                                            770,680,056
-----------------------------------------------------------------------------------------------------------
Tax-Exempt Commercial Paper--2.74%
-----------------------------------------------------------------------------------------------------------
   5,000   East Bay Municipal Utility District                      01/10/03      1.200           5,000,000
-----------------------------------------------------------------------------------------------------------
   7,761   Riverside County General Obligation (Series B)           01/24/03      1.650           7,761,000
-----------------------------------------------------------------------------------------------------------
   4,000   San Gabriel Valley Council Governments                   02/07/03      1.050           4,000,000
-----------------------------------------------------------------------------------------------------------
   5,000   University of California Revenues                        01/17/03      1.500           5,000,000
-----------------------------------------------------------------------------------------------------------
Total Tax-Exempt Commercial Paper (cost--$21,761,000)                                            21,761,000
-----------------------------------------------------------------------------------------------------------
Total Investments (cost--$792,441,056 which approximates
 cost for federal income tax purposes)--99.67%                                                  792,441,056
-----------------------------------------------------------------------------------------------------------
Other assets in excess of liabilities--0.33%                                                      2,633,165
-----------------------------------------------------------------------------------------------------------
Net Assets (applicable to 795,496,562 shares of beneficial
 interest equivalent to $1.00 per share)--100.00%                                              $795,074,221
-----------------------------------------------------------------------------------------------------------

A Variable rate demand notes and variable rate certificates of participation are payable on demand. The interest rates shown are current rates as of December 31, 2002, and reset periodically.

                      Weighted average maturity -- 36 days


                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
32

UBS PaineWebber RMA New York Municipal Money Fund

Statement of Net Assets -- December 31, 2002 (unaudited)

Principal
  Amount                                                       Maturity   Interest
  (000)                                                         Dates       Rates            Value
-----------------------------------------------------------------------------------------------------
Municipal Bonds and Notes--96.39%
-----------------------------------------------------------------------------------------------------
$ 6,665     New York State Dormitory Authority Revenues
             (Columbia University-Series C)                        A        1.350%        $ 6,665,000
-----------------------------------------------------------------------------------------------------
 24,220     New York State Dormitory Authority Revenues
             (Cornell University-Series B)                         A        1.450          24,220,000
-----------------------------------------------------------------------------------------------------
  8,497     New York State Dormitory Authority Revenues
             (Metropolitan Museum of Art)                          A        1.500           8,497,000
-----------------------------------------------------------------------------------------------------
  3,355     New York State Dormitory Authority Revenues
             (Oxford University Press, Inc.)                       A        1.500           3,355,000
-----------------------------------------------------------------------------------------------------
  1,820     New York State Dormitory Authority Revenues
             (St. Vincent's Hospital & Medical Center)             A        6.000           1,827,053
-----------------------------------------------------------------------------------------------------
 13,100     New York State Dormitory Authority Revenues
             (Wagner College)                                      A        1.550          13,100,000
-----------------------------------------------------------------------------------------------------
  6,800     New York State Energy Research & Development
             Authority Pollution Control Revenue (New York
             State Electric & Gas-Series C)                        A        1.700           6,800,000
-----------------------------------------------------------------------------------------------------
  8,500     New York State Energy Research & Development
             Authority Pollution Control Revenue (New York
             State Electric & Gas-Series D)                        A        1.700           8,500,000
-----------------------------------------------------------------------------------------------------
 28,750     New York State Energy Research & Development
             Authority Pollution Control Revenue (Orange &
             Rockland Project-Series A)                            A        1.450          28,750,000
-----------------------------------------------------------------------------------------------------
 28,920     New York State Housing Finance Agency
             (Normandie Court I Project)                           A        1.800          28,920,000
-----------------------------------------------------------------------------------------------------
 14,100     New York State Housing Finance Service Contract
             (Series A)                                            A        1.450          14,100,000
-----------------------------------------------------------------------------------------------------
 14,480     New York State Local Government Assistance
             Corp. (Series B)                                      A        1.450          14,480,000
-----------------------------------------------------------------------------------------------------
 10,700     New York State Local Government Assistance
             Corp. (Series D)                                      A        1.450          10,700,000
-----------------------------------------------------------------------------------------------------
  6,975     New York State Medical Care Facilities Finance
             Agency Revenue Prerefunded (Series D)             02/15/03     6.450           7,149,136
-----------------------------------------------------------------------------------------------------
  5,000     New York State Power Authority Revenue &
             General Purpose Obligation Bond                   09/02/03     2.900           5,047,921
-----------------------------------------------------------------------------------------------------
  3,695     New York State Thruway Authority General
             Revenue (Series A)                                    A        1.700           3,695,000
-----------------------------------------------------------------------------------------------------
 14,500     New York State Thruway Authority General
             Revenue Bond Anticipation Notes (Series A)        03/26/03     3.250          14,538,943
-----------------------------------------------------------------------------------------------------
  3,000     Albany Revenue Anticipation Notes                  01/31/03     2.500           3,002,191
-----------------------------------------------------------------------------------------------------
  3,400     Babylon General Obligation Bond                        A        1.450           3,400,000
-----------------------------------------------------------------------------------------------------
 13,600     Babylon Industrial Development Agency
             Resources (Ogden Martin Project)                      A        1.600          13,600,000
-----------------------------------------------------------------------------------------------------
  5,000     Babylon Union Free School District
             (Tax Anticipation Notes)                          06/26/03     2.500           5,022,612
-----------------------------------------------------------------------------------------------------
 10,650     Board Cooperative Educational Services Revenue
             Anticipation Notes (New York Supervisory
             District)                                         06/26/03     2.750          10,699,931
-----------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

UBS PaineWebber RMA New York Municipal Money Fund

Statement of Net Assets -- December 31, 2002 (unaudited)

Principal
  Amount                                                   Maturity   Interest
  (000)                                                     Dates       Rates             Value
--------------------------------------------------------------------------------------------------
Municipal Bonds and Notes--(continued)
--------------------------------------------------------------------------------------------------
$ 3,000    Buffalo Revenue Anticipation Notes              06/27/03     2.500%         $ 3,014,037
--------------------------------------------------------------------------------------------------
  2,880    Canandaigua City School District Bond
            Anticipation Notes                             07/30/03     2.250            2,890,422
--------------------------------------------------------------------------------------------------
  7,000    Commack Union Free School District Tax
            Anticipation Notes                             06/27/03     2.500            7,028,698
--------------------------------------------------------------------------------------------------
  2,000    Erie County Revenue Anticipation Notes          09/17/03     2.500            2,014,971
--------------------------------------------------------------------------------------------------
  6,550    Erie County Water Authority                         A        1.450            6,550,000
--------------------------------------------------------------------------------------------------
  4,000    Hempstead Union Free School District Tax
            Anticipation Notes                             06/26/03     2.500            4,014,588
--------------------------------------------------------------------------------------------------
 24,300    Jay Street Development Corp. New York City
            Facility Lease Revenue (Jay Street Project-
            Series A-3)                                        A        1.500           24,300,000
--------------------------------------------------------------------------------------------------
  2,000    King's Park Central School District Tax
            Anticipation Notes                             06/26/03     2.500            2,008,756
--------------------------------------------------------------------------------------------------
  7,000    Levittown Union Free School District Tax
            Anticipation Notes                             06/26/03     2.500            7,027,212
--------------------------------------------------------------------------------------------------
    800    Long Island Power Authority Electric Systems
            Revenue (SubSeries 1-B)                            A        1.750              800,000
--------------------------------------------------------------------------------------------------
  4,500    Long Island Power Authority Electric Systems
            Revenue (SubSeries 3-B)                            A        1.700            4,500,000
--------------------------------------------------------------------------------------------------
 16,600    Metropolitan Transportation Authority
            (Series D-2)                                       A        1.500           16,600,000
--------------------------------------------------------------------------------------------------
    300    New York City (Series B)                            A        1.700              300,000
--------------------------------------------------------------------------------------------------
  1,300    New York City (SubSeries B-5)                       A        1.650            1,300,000
--------------------------------------------------------------------------------------------------
  3,000    New York City (SubSeries E-5)                       A        1.850            3,000,000
--------------------------------------------------------------------------------------------------
  9,000    New York City Revenue Anticipation Notes                     2.500 to
                                                           04/11/03     3.750            9,041,643
--------------------------------------------------------------------------------------------------
  1,800    New York City General Obligation (Series B,
            SubSeries B-6)                                     A        1.650            1,800,000
--------------------------------------------------------------------------------------------------
 15,700    New York City Housing Development Corp.
            Multi-Family Rental Housing (Parkgate
            Development-Series A)                              A        1.400           15,700,000
--------------------------------------------------------------------------------------------------
  2,900    New York City Industrial Development Agency
            Civic Facility Revenue (Calhoun School)            A        1.700            2,900,000
--------------------------------------------------------------------------------------------------
  3,480    New York City Industrial Development Agency
            Civic Facility Revenue (Church of Heavenly
            Rest)                                              A        1.600            3,480,000
--------------------------------------------------------------------------------------------------
  6,000    New York City Industrial Development Agency
            Civic Facility Revenue (Francais de New York
            Project Series-B)                                  A        1.750            6,000,000
--------------------------------------------------------------------------------------------------
  7,150    New York City Industrial Development Agency
            Civic Facility Revenue (MSMC Realty Corp.
            Project)                                           A        1.550            7,150,000
--------------------------------------------------------------------------------------------------
  6,500    New York City Municipal Water Finance
            Authority Water & Sewer Systems
            Revenue (Series A)                                 A        1.700            6,500,000
--------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
34

UBS PaineWebber RMA New York Municipal Money Fund

Statement of Net Assets -- December 31, 2002 (unaudited)

Principal
  Amount                                                       Maturity   Interest
  (000)                                                         Dates       Rates            Value
-----------------------------------------------------------------------------------------------------
Municipal Bonds and Notes--(continued)
-----------------------------------------------------------------------------------------------------
 $8,000     New York City Municipal Water Finance
             Authority Water & Sewer Systems
             Revenue (Series A)                                06/15/03     3.000%        $ 8,051,407
-----------------------------------------------------------------------------------------------------
  1,600     New York City Municipal Water Finance
             Authority Water & Sewer Systems
             Revenue (Series C)                                    A        1.650           1,600,000
-----------------------------------------------------------------------------------------------------
  7,800     New York City Municipal Water Finance
             Authority Water & Sewer Systems
             Revenue (Series F-1)                                  A        1.700           7,800,000
-----------------------------------------------------------------------------------------------------
  8,500     New York City Transitional Finance Revenue
             Authority Refunding Future Tax Secured
             Notes (Series B)                                  11/06/03     2.500           8,561,974
-----------------------------------------------------------------------------------------------------
  7,515     New York City Trust for Cultural Resources
             Revenue (American Museum of Natural
             History-Series A)                                     A        1.450           7,515,000
-----------------------------------------------------------------------------------------------------
  5,700     New York City Trust for Cultural Resources
             Revenue (Asia Society)                                A        1.450           5,700,000
-----------------------------------------------------------------------------------------------------
  3,295     New York City Trust for Cultural Resources
             Revenue (Carnegie Hall)                               A        1.050           3,295,000
-----------------------------------------------------------------------------------------------------
 12,795     New York City Trust for Cultural Resources
             Revenue (Manhattan School of Music)                   A        1.450          12,795,000
-----------------------------------------------------------------------------------------------------
  4,100     Niagara Falls Toll Bridge Commission                   A        1.450           4,100,000
-----------------------------------------------------------------------------------------------------
 10,000     Oneida County Industrial Development Agency
             Revenue Civic Facilities (Hamilton College)           A        1.500          10,000,000
-----------------------------------------------------------------------------------------------------
  5,000     Oneida Indian Nation                                   A        1.100           5,000,000
-----------------------------------------------------------------------------------------------------
  5,830     Orange County Industrial Development Agency
             Civic Facility Revenue (Horton Medical Center)        A        1.200           5,830,000
-----------------------------------------------------------------------------------------------------
  1,200     Port Authority of New York & New Jersey                A        1.700           1,200,000
-----------------------------------------------------------------------------------------------------
  6,200     Port Authority of New York & New Jersey Special
             Obligation Revenue Versatile Structure
             Obligation (Series 3-B)                               A        1.700           6,200,000
-----------------------------------------------------------------------------------------------------
  2,825     Rochester General Obligation Bond (Series A)       10/15/03     4.000           2,878,114
-----------------------------------------------------------------------------------------------------
 17,265     Rockland County New York Revenue
             Anticipation Notes                                04/09/03     3.000          17,330,943
-----------------------------------------------------------------------------------------------------
  2,000     Sachem Central School District Tax
             Anticipation Notes                                06/26/03     2.250           2,006,644
-----------------------------------------------------------------------------------------------------
  1,010     Suffolk County Public Improvement (Series B)       10/01/03     5.000           1,036,365
-----------------------------------------------------------------------------------------------------
  1,000     Suffolk County Industrial Development Agency
             Research Facilities Revenue (Cold Spring
             Harbor Laboratory Project)                            A        1.800           1,000,000
-----------------------------------------------------------------------------------------------------
 13,200     Suffolk County Water Authority Bond
             Anticipation Notes                                    A        1.500          13,200,000
-----------------------------------------------------------------------------------------------------
 10,000     Triborough Bridge & Tunnel Authority Revenues
             General Purpose (Series B)                            A        1.500          10,000,000
-----------------------------------------------------------------------------------------------------
  9,285     Triborough Bridge & Tunnel Authority Special
             Obligation (Series D)                                 A        1.500           9,285,000
-----------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

UBS PaineWebber RMA New York Municipal Money Fund

Statement of Net Assets -- December 31, 2002 (unaudited)

Principal
  Amount                                                        Maturity     Interest
  (000)                                                          Dates         Rates           Value
-------------------------------------------------------------------------------------------------------
Municipal Bonds and Notes--(concluded)
-------------------------------------------------------------------------------------------------------
  $ 8,000   Triborough Bridge & Tunnel Authority Special
             Obligation (Series N15-Reg D)                          A         1.650%       $  8,000,000
-------------------------------------------------------------------------------------------------------
    1,500   Troy Industrial Development Authority Civic
             Facility Revenue (Rensselaer Poytytech-Series E)       A         1.600           1,500,000
-------------------------------------------------------------------------------------------------------
    8,893   Yonkers Industrial Development Agency
             (Consumers Union Facility)                             A         1.550           8,892,645
-------------------------------------------------------------------------------------------------------
    9,500   Puerto Rico Commonwealth Tax and Revenue
             Anticipation Notes                                 07/30/03      2.500           9,550,304
-------------------------------------------------------------------------------------------------------
Total Municipal Bonds and Notes (cost--$546,318,510)                                        546,318,510
-------------------------------------------------------------------------------------------------------
Tax-Exempt Commercial Paper--5.57%
-------------------------------------------------------------------------------------------------------
   13,500   Metropolitan Transportation Authority               01/10/03 to   1.450 to
                                                                03/11/03      1.600          13,500,000
-------------------------------------------------------------------------------------------------------
   10,500   New York State Power Authority                      01/09/03 to   1.050 to
                                                                04/10/03      1.450          10,500,000
-------------------------------------------------------------------------------------------------------
    2,600   New York City Municipal Water Finance
             Authority                                          02/07/03      1.100           2,600,000
-------------------------------------------------------------------------------------------------------
    5,000   Government Development Bank of Puerto Rico          01/17/03      1.550           5,000,000
-------------------------------------------------------------------------------------------------------
Total Tax-Exempt Commercial Paper (cost--$31,600,000)                                        31,600,000
-------------------------------------------------------------------------------------------------------
Total Investments (cost--$577,918,510 which approximates
 cost for federal income tax purposes)--101.96%                                             577,918,510
-------------------------------------------------------------------------------------------------------
Liabilities in excess of other assets--(1.96)%                                              (11,113,313)
-------------------------------------------------------------------------------------------------------
Net Assets (applicable to 566,945,794 shares of beneficial
 interest equivalent to $1.00 per share)--100.00%                                          $566,805,197
-------------------------------------------------------------------------------------------------------

A Variable rate demand notes are payable on demand. The interest rates shown are current rates as of December 31, 2002 and reset periodically.

                       Weighted average maturity--40 days


                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
36

UBS PaineWebber RMA New Jersey Municipal Money Fund

Statement of Net Assets -- December 31, 2002 (unaudited)

Principal
  Amount                                                   Maturity  Interest
  (000)                                                      Dates     Rates            Value
------------------------------------------------------------------------------------------------
Municipal Bonds and Notes--101.33%
------------------------------------------------------------------------------------------------
$ 1,080    New Jersey Economic Development Authority
            (Church and Dwight Co. Project)                    A       1.250%        $ 1,080,000
------------------------------------------------------------------------------------------------
  1,500    New Jersey Economic Development Authority
            (Columbia Universal Project)                       A       1.350           1,500,000
------------------------------------------------------------------------------------------------
  2,750    New Jersey Economic Development Authority
            (Danic Urban Renewel)                              A       1.000           2,750,000
------------------------------------------------------------------------------------------------
    695    New Jersey Economic Development Authority
            (Economic Growth Series B)                         A       1.550             695,000
------------------------------------------------------------------------------------------------
  1,755    New Jersey Economic Development Authority
            (Economic Growth Series C)                         A       1.550           1,755,000
------------------------------------------------------------------------------------------------
    355    New Jersey Economic Development Authority
            (Economic Growth Series D-1)                       A       1.650             355,000
------------------------------------------------------------------------------------------------
  2,265    New Jersey Economic Development Authority
            (Institute of Electrical Series A)                 A       1.450           2,265,000
------------------------------------------------------------------------------------------------
    405    New Jersey Economic Development Authority
            (Kenwood USA Corp. Project)                        A       1.550             405,000
------------------------------------------------------------------------------------------------
  1,105    New Jersey Economic Development Authority
            (Marco Holdings LLC Series A)                      A       1.650           1,105,000
------------------------------------------------------------------------------------------------
    585    New Jersey Economic Development Authority
            (Nash Group 1985 Project)                          A       1.650             585,000
------------------------------------------------------------------------------------------------
  1,045    New Jersey Economic Development Authority
            (RDR Investment Co. LLC)                           A       1.650           1,045,000
------------------------------------------------------------------------------------------------
  3,000    New Jersey Economic Development Authority
            (Refunding Bayonne Project Improvement
            Series B)                                          A       1.700           3,000,000
------------------------------------------------------------------------------------------------
  4,300    New Jersey Economic Development Authority
            (Refunding Bayonne Project Improvement
            Series C)                                          A       1.700           4,300,000
------------------------------------------------------------------------------------------------
  6,000    New Jersey Economic Development Authority
            (Refunding Crowley Liner Services Project)         A       1.400           6,000,000
------------------------------------------------------------------------------------------------
  1,275    New Jersey Economic Development Authority
            (Series G)                                         A       1.550           1,275,000
------------------------------------------------------------------------------------------------
  5,505    New Jersey Economic Development Authority
            (Stolthaven Project Series A)                      A       1.550           5,505,000
------------------------------------------------------------------------------------------------
  2,000    New Jersey Economic Development Authority
            (Thermal Energy Limited Partnership)               A       1.550           2,000,000
------------------------------------------------------------------------------------------------
  6,000    New Jersey Economic Development Authority
            Revenue (Center for Aging-Applewood)               A       1.450           6,000,000
------------------------------------------------------------------------------------------------
  3,500    New Jersey Economic Development Authority
            Water Facilities Revenue Refunding (United
            Water NJ, Inc. Project Series A)                   A       1.700           3,500,000
------------------------------------------------------------------------------------------------
  2,015    New Jersey Economic Development Authority
            Water Facilities Revenue Refunding (United
            Water NJ, Inc. Project Series B)                   A       1.850           2,015,000
------------------------------------------------------------------------------------------------
  4,125    New Jersey Educational Facilities Authority
            (College of New Jersey Series A)                   A       1.550           4,125,000
------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

UBS PaineWebber RMA New Jersey Municipal Money Fund

Statement of Net Assets -- December 31, 2002 (unaudited)

Principal
  Amount                                                     Maturity   Interest
  (000)                                                        Dates      Rates            Value
---------------------------------------------------------------------------------------------------
Municipal Bonds and Notes--(continued)
---------------------------------------------------------------------------------------------------
$ 6,000    New Jersey Educational Facilities Authority
            (Princeton University Series B)                      A        1.650%        $ 6,000,000
---------------------------------------------------------------------------------------------------
  3,915    New Jersey Health Care Facilities Authority
            Revenue (Hackettstown Community Hospital)            A        1.150           3,915,000
---------------------------------------------------------------------------------------------------
  6,670    New Jersey Health Care Facilities Authority
            Revenue (St. Barnabas Series A)                      A        1.400           6,670,000
---------------------------------------------------------------------------------------------------
  2,000    New Jersey Sports & Exposition Authority
            (Series B-1)                                         A        1.500           2,000,000
---------------------------------------------------------------------------------------------------
  2,000    New Jersey Sports & Exposition Authority
            (Series B-2)                                         A        1.400           2,000,000
---------------------------------------------------------------------------------------------------
  3,000    New Jersey State Tax and Revenue
            Anticipation Notes                               06/12/03     3.000           3,020,070
---------------------------------------------------------------------------------------------------
  1,000    New Jersey State Transport Trust Fund
            Authority (Series B)                             06/15/03     6.250           1,021,634
---------------------------------------------------------------------------------------------------
  4,300    New Jersey State Turnpike Authority                   A        1.350           4,300,000
---------------------------------------------------------------------------------------------------
  2,000    New Jersey State Turnpike Authority
            (Putters Series 155)                                 A        1.520           2,000,000
---------------------------------------------------------------------------------------------------
  2,000    Barnegat Township Board of Education              07/17/03     2.750           2,011,993
---------------------------------------------------------------------------------------------------
  1,000    Camden County                                     06/01/03     3.000           1,007,576
---------------------------------------------------------------------------------------------------
  1,320    Camden County Municipal Utility Authority
            Sewer Revenue                                        A        6.000           1,352,024
---------------------------------------------------------------------------------------------------
  1,000    Cranbury Township Bond Anticipation Notes         01/10/03     2.000           1,000,166
---------------------------------------------------------------------------------------------------
  1,400    Gloucester County Industrial Pollution Control
            Financing Authority Revenue (Mobil Oil
            Refining Co. Project)                                A        1.000           1,400,000
---------------------------------------------------------------------------------------------------
  1,000    Jersey City Redevelopment Authority
            Multi-Family Housing (Dickson Mills)                 A        1.500           1,000,000
---------------------------------------------------------------------------------------------------
  1,000    Mercer County Improvement Authority
            (Atlantic Foundation)                                A        1.520           1,000,000
---------------------------------------------------------------------------------------------------
  2,250    Monmouth County Improvement Authority
            (Pooled Government Loan Program)                     A        1.400           2,250,000
---------------------------------------------------------------------------------------------------
  3,500    New Milford School District                       10/01/03     2.250           3,517,818
---------------------------------------------------------------------------------------------------
  2,500    New Milford Tax Anticipation Notes                04/30/03     2.500           2,507,240
---------------------------------------------------------------------------------------------------
  2,950    Port Authority of New York and New Jersey
            Special Obligation Revenue (Versatile
            Structure Obligation Series 2)                       A        1.650           2,950,000
---------------------------------------------------------------------------------------------------
  5,310    Port Authority of New York and New Jersey
            Special Obligation Revenue (Versatile
            Structure Obligation Series 3)                       A        1.700           5,310,000
---------------------------------------------------------------------------------------------------
    300    Port Authority of New York and New Jersey
            Special Obligation Revenue (Versatile
            Structure Obligation Series 4)                       A        1.750             300,000
---------------------------------------------------------------------------------------------------
  1,400    Port Authority of New York and New Jersey
            Special Obligation Revenue (Versatile
            Structure Obligation Series 5)                       A        1.700           1,400,000
---------------------------------------------------------------------------------------------------
  3,122    Roselle Park Bond Anticipation Notes              10/10/03     2.400           3,142,409
---------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
38

UBS PaineWebber RMA New Jersey Municipal Money Fund

Statement of Net Assets -- December 31, 2002 (unaudited)

Principal
  Amount                                                         Maturity     Interest
  (000)                                                            Dates        Rates          Value
--------------------------------------------------------------------------------------------------------
Municipal Bonds and Notes--(concluded)
--------------------------------------------------------------------------------------------------------
$ 6,900      Rutgers State University Refunding (Series A)           A          1.650%      $  6,900,000
--------------------------------------------------------------------------------------------------------
  1,800      Salem County Pollution Control Financing
              Refunding (Atlantic City Electric Series A)            A          1.400          1,800,000
--------------------------------------------------------------------------------------------------------
  6,000      Union County Improvement Authority
              (Cedar Glen Housing Corp. Series A)                    A          1.450          6,000,000
--------------------------------------------------------------------------------------------------------
  1,700      Union County Industrial Pollution Control
              Financing Authority Revenue (Refunding
              Exxon Project)                                         A          1.350          1,700,000
--------------------------------------------------------------------------------------------------------
  2,000      University of Medicine & Dentistry (Series B)           A          1.570          2,000,000
--------------------------------------------------------------------------------------------------------
  2,900      Westwood Bond Anticipation Notes                    09/24/03       2.250          2,915,169
--------------------------------------------------------------------------------------------------------
  3,470      Puerto Rico Commonwealth Tax and
              Revenue Anticipation Notes                         07/30/03       2.500          3,491,746
--------------------------------------------------------------------------------------------------------
  1,245      Puerto Rico Electric Power Authority
              (Putters Series 262)                                   A          1.650          1,245,000
--------------------------------------------------------------------------------------------------------
Total Municipal Bonds and Notes (cost--$138,387,845)                                         138,387,845
--------------------------------------------------------------------------------------------------------
Tax-Exempt Commercial Paper--0.57%
--------------------------------------------------------------------------------------------------------
    776      Puerto Rico Commonwealth Government
              Development Bank (cost--$776,000)                  01/17/03       1.050            776,000
--------------------------------------------------------------------------------------------------------
Total Investments (cost--$139,163,845 which approximates
 cost for federal income tax purposes)--101.90%                                              139,163,845
--------------------------------------------------------------------------------------------------------
Liabilities in excess of other assets--(1.90)%                                                (2,601,358)
--------------------------------------------------------------------------------------------------------
Net Assets (applicable to 136,558,165 shares of beneficial
 interest equivalent to $1.00 per share)--100.00%                                           $136,562,487
--------------------------------------------------------------------------------------------------------

A Variable rate demand notes are payable on demand. The interest rates shown are current rates as of December 31, 2002 and reset periodically.

                       Weighted average maturity--39 days


                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

UBS PaineWebber RMA

Statement of Operations

                                                 For the Six Months Ended
                                                     December 31, 2002
                                                        (unaudited)
                                              ---------------------------------
                                              Money Market      U.S. Government
                                                Portfolio          Portfolio
-------------------------------------------------------------------------------
Investment income:
Interest                                      $220,411,931        $22,473,998
-------------------------------------------------------------------------------
Expenses:
Investment advisory and administration
 fees                                           58,202,188          4,995,694
-------------------------------------------------------------------------------
Service fees                                            --          1,598,087
-------------------------------------------------------------------------------
Transfer agency and related services fees        7,069,010            238,067
-------------------------------------------------------------------------------
Insurance expense                                3,634,879                 --
-------------------------------------------------------------------------------
Custody and accounting                           1,164,044            116,892
-------------------------------------------------------------------------------
Reports and notices to shareholders                836,395             25,273
-------------------------------------------------------------------------------
Federal and state registration fees                396,867             27,963
-------------------------------------------------------------------------------
Directors'/Trustees' fees                          247,311             27,873
-------------------------------------------------------------------------------
Professional fees                                   62,466             46,672
-------------------------------------------------------------------------------
Interest expense                                        --                 --
-------------------------------------------------------------------------------
Other expenses                                      78,420             21,968
-------------------------------------------------------------------------------
                                                71,691,580          7,098,489
-------------------------------------------------------------------------------
Net investment income                          148,720,351         15,375,509
-------------------------------------------------------------------------------
Net realized gains (losses) from
 investment transactions                            50,000                 --
-------------------------------------------------------------------------------
Net increase in net assets resulting from
 operations                                   $148,770,351        $15,375,509
-------------------------------------------------------------------------------


--------------------------------------------------------------------------------
40

                           For the Six Months Ended
                              December 31, 2002
                                 (unaudited)
      -------------------------------------------------------------------
                         California         New York           New Jersey
       Tax-Free          Municipal         Municipal           Municipal
         Fund            Money Fund        Money Fund          Money Fund

      $24,579,194        $5,606,125        $4,284,674           $979,878
      -------------------------------------------------------------------

        7,106,571         1,879,043         1,427,599            359,302
      -------------------------------------------------------------------
        2,152,491           515,916           379,789             86,233
      -------------------------------------------------------------------
          415,989            91,138            64,983             18,439
      -------------------------------------------------------------------
          454,042            80,410            78,427             11,606
      -------------------------------------------------------------------
          172,199            41,273            30,383              7,186
      -------------------------------------------------------------------
           63,906            10,655             6,683              1,914
      -------------------------------------------------------------------
           63,422            18,595             7,342              7,500
      -------------------------------------------------------------------
           51,064             7,086             5,554              1,146
      -------------------------------------------------------------------
           68,302            31,437            20,817             17,461
      -------------------------------------------------------------------
              921                --                --                 --
      -------------------------------------------------------------------
           40,228             1,232             2,009              2,175
      -------------------------------------------------------------------
       10,589,135         2,676,785         2,023,586            512,962
      -------------------------------------------------------------------
       13,990,059         2,929,340         2,261,088            466,916
      -------------------------------------------------------------------

               --                --           (16,306)                --
      -------------------------------------------------------------------

      $13,990,059        $2,929,340        $2,244,782           $466,916
      -------------------------------------------------------------------


                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

UBS PaineWebber RMA

Statement of Changes in Net Assets

                                                           For the Six
                                                           Months Ended          For the
                                                        December 31, 2002       Year Ended
                                                           (unaudited)        June 30, 2002
--------------------------------------------------------------------------------------------
USB PaineWebber RMA Money Market Portfolio
From operations:
Net investment income                                    $   148,720,351     $   532,157,459
--------------------------------------------------------------------------------------------
Net realized gains from investment transactions                   50,000          10,345,071
--------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations         148,770,351         542,502,530
--------------------------------------------------------------------------------------------
Dividends to shareholders from:
Net investment income                                       (148,720,351)       (532,157,459)
--------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 capital share transactions                                 (913,920,859)        149,601,330
--------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                       (913,870,859)        159,946,401
--------------------------------------------------------------------------------------------
Net Assets:
Beginning of period                                       22,768,982,414      22,609,036,013
--------------------------------------------------------------------------------------------
End of period                                            $21,855,111,555     $22,768,982,414
--------------------------------------------------------------------------------------------

UBS PaineWebber RMA U.S. Government Portfolio
From operations:
Net investment income                                    $    15,375,509     $    48,206,479
--------------------------------------------------------------------------------------------
Net realized loss from investment transactions                        --             (35,834)
--------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations          15,375,509          48,170,645
--------------------------------------------------------------------------------------------
Dividends to shareholders from:
Net investment income                                        (15,375,509)        (48,206,479)
--------------------------------------------------------------------------------------------
Net increase in net assets from
 capital share transactions                                  137,043,862         356,561,029
--------------------------------------------------------------------------------------------
Net increase in net assets                                   137,043,862         356,525,195
--------------------------------------------------------------------------------------------
Net Assets:
Beginning of period                                        2,356,828,604       2,000,303,409
--------------------------------------------------------------------------------------------
End of period                                            $ 2,493,872,466     $ 2,356,828,604
--------------------------------------------------------------------------------------------


                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
42

UBS PaineWebber RMA

Statement of Changes in Net Assets

                                                                    For the Six
                                                                    Months Ended            For the
                                                                 December 31, 2002        Year Ended
                                                                    (unaudited)          June 30, 2002
------------------------------------------------------------------------------------------------------
UBS PaineWebber RMA Tax-Free Fund, Inc.
From operations:
Net investment income                                             $   13,990,059        $   42,625,229
------------------------------------------------------------------------------------------------------
Net realized gain from investment transactions                                --               143,281
------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                  13,990,059            42,768,510
------------------------------------------------------------------------------------------------------
Dividends to shareholders from:
Net investment income                                                (13,990,059)          (42,552,220)
------------------------------------------------------------------------------------------------------
Net decrease in net assets from capital share transactions           (13,335,291)          (30,846,955)
------------------------------------------------------------------------------------------------------
Net decrease in net assets                                           (13,335,291)          (30,630,665)
------------------------------------------------------------------------------------------------------
Net Assets:
Beginning of period                                                3,255,519,599         3,286,150,264
------------------------------------------------------------------------------------------------------
End of period                                                     $3,242,184,308        $3,255,519,599
------------------------------------------------------------------------------------------------------

UBS PaineWebber RMA California Municipal Money Fund
From operations:
Net investment income                                             $    2,929,340        $    8,868,833
------------------------------------------------------------------------------------------------------
Net realized gain from investment transactions                                --                 9,787
------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                   2,929,340             8,878,620
------------------------------------------------------------------------------------------------------
Dividends to shareholders from:
Net investment income                                                 (2,929,340)           (8,868,833)
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets derived from beneficial
 interest transactions                                                41,409,916            (6,306,936)
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                 41,409,916            (6,297,149)
------------------------------------------------------------------------------------------------------
Net Assets:
Beginning of period                                                  753,664,305           759,961,454
------------------------------------------------------------------------------------------------------
End of period                                                     $  795,074,221        $  753,664,305
------------------------------------------------------------------------------------------------------


                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

UBS PaineWebber RMA

Statement of Changes in Net Assets

                                                                    For the Six
                                                                    Months Ended            For the
                                                                 December 31, 2002        Year Ended
                                                                    (unaudited)          June 30, 2002
------------------------------------------------------------------------------------------------------
UBS PaineWebber RMA New York Municipal Money Fund
From operations:
Net investment income                                               $  2,261,088         $  6,495,348
------------------------------------------------------------------------------------------------------
Net realized losses from investment transactions                         (16,306)                  (2)
------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                   2,244,782            6,495,346
------------------------------------------------------------------------------------------------------
Dividends to shareholders from:
Net investment income                                                 (2,261,088)          (6,495,348)
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets derived from beneficial
 interest transactions                                                 7,480,759          (15,149,645)
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                  7,464,453          (15,149,647)
------------------------------------------------------------------------------------------------------
Net Assets:
Beginning of period                                                  559,340,744          574,490,391
------------------------------------------------------------------------------------------------------
End of period                                                       $566,805,197         $559,340,744
------------------------------------------------------------------------------------------------------
UBS PaineWebber RMA New Jersey Municipal Money Fund
From operations:
Net investment income                                               $    466,916         $  1,214,790
------------------------------------------------------------------------------------------------------
Net realized loss from investment transactions                                --                  (30)
------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                     466,916            1,214,760
------------------------------------------------------------------------------------------------------
Dividends to shareholders from:
Net investment income                                                   (466,916)          (1,214,790)
------------------------------------------------------------------------------------------------------
Net increase in net assets derived from beneficial interest
 transactions                                                          8,062,786           26,337,247
------------------------------------------------------------------------------------------------------
Net increase in net assets                                             8,062,786           26,337,217
------------------------------------------------------------------------------------------------------
Net Assets:
Beginning of period                                                  128,499,701          102,162,484
------------------------------------------------------------------------------------------------------
End of period                                                       $136,562,487         $128,499,701
------------------------------------------------------------------------------------------------------


                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
44

UBS PaineWebber RMA

Notes to Financial Statements (unaudited)

Organization and Significant Accounting Policies

UBS PaineWebber RMA Money Fund, Inc. (the "Corporation") and UBS PaineWebber RMA Tax-Free Fund, Inc. ("RMA Tax-Free") were organized under the laws of Maryland on July 2, 1982 and are registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as open-end management investment companies. RMA Tax-Free is a diversified mutual fund and the Corporation is a series mutual fund with three portfolios, each of which are diversified series: UBS PaineWebber RMA Money Market Portfolio ("Money Market Portfolio"), UBS PaineWebber RMA U.S. Government Portfolio ("U.S. Government Portfolio") and UBS PaineWebber Retirement Money Fund. The financial statements of UBS PaineWebber Retirement Money Fund are not included herein.

UBS PaineWebber Managed Municipal Trust ("Managed Municipal Trust") and UBS PaineWebber Municipal Money Market Series ("Municipal Money Market Series") were organized under Massachusetts law by Declarations of Trust dated November 21, 1986 and September 14, 1990, respectively, and are registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as open-end management investment companies. Managed Municipal Trust currently offers two non-diversified series: UBS PaineWebber RMA California Municipal Money Fund ("RMA California") and UBS PaineWebber RMA New York Municipal Money Fund ("RMA New York"). Municipal Money Market Series currently offers one non-diversified series of mutual funds: UBS PaineWebber RMA New Jersey Municipal Money Fund ("RMA New Jersey", and when referred together with Money Market Portfolio, U.S. Government Portfolio, RMA Tax-Free, RMA California and RMA New York collectively, the "Funds").

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires the Funds' management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation and Accounting for Investments and Investment Income--Investments are valued at amortized cost which approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

Repurchase Agreements--The Money Market Portfolio and U.S. Government Portfolio may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an


--------------------------------------------------------------------------------

UBS PaineWebber RMA

Notes to Financial Statements (unaudited)

agreed upon date (or upon demand) and price. The Money Market Portfolio and U.S. Government Portfolio maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Money Market Portfolio and U.S. Government Portfolio and its counterparty. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Money Market Portfolio and U.S. Government Portfolio generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller (or seller's guarantor, if any) becomes insolvent, the Money Market Portfolio and U.S. Government Portfolio may suffer delays, costs and possible losses in connection with the disposition of the collateral. The Money Market Portfolio and U.S. Government Portfolio occasionally participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (US) Inc. ("UBS Global AM"). UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry.

Dividends and Distributions--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of Risk

The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

Additionally, RMA California, RMA New York and RMA New Jersey follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting each state and certain of their public bodies and municipalities may affect the ability of issuers within each state to pay interest on, or repay principal of, municipal obligations held by each of those Funds.


--------------------------------------------------------------------------------
46

UBS PaineWebber RMA

Notes to Financial Statements (unaudited)

Investment Advisor and Administrator

Each Fund has entered into a board approved Investment Advisory and Administration Contract ("Advisory Contract") with UBS PaineWebber Inc. ("UBS PaineWebber(SM)*"), an indirect wholly owned subsidiary of UBS AG, under which UBS PaineWebber serves as investment advisor and administrator of the Funds. In accordance with the Advisory Contract, each Fund pays UBS PaineWebber an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

Average Daily Net Assets                                        Annual Rate
---------------------------------------------------------------------------
Money Market Portfolio and RMA New Jersey:
All                                                                 0.50%
---------------------------------------------------------------------------
U.S. Government Portfolio, RMA California and RMA New York:
Up to $300 million                                                  0.50
In excess of $300 million up to $750 million                        0.44
Over $750 million                                                   0.36
---------------------------------------------------------------------------
RMA Tax-Free:
Up to $1.0 billion                                                  0.50
In excess of $1.0 billion up to $1.5 billion                        0.44
Over $1.5 billion                                                   0.36
---------------------------------------------------------------------------

At December 31, 2002, the Funds owed UBS PaineWebber for investment advisory and administration fees as follows:

Money Market Portfolio                                           $9,638,233
---------------------------------------------------------------------------
U.S. Government Portfolio                                           856,957
---------------------------------------------------------------------------
RMA Tax-Free                                                      1,210,240
---------------------------------------------------------------------------
RMA California                                                      312,421
---------------------------------------------------------------------------
RMA New York                                                        229,800
---------------------------------------------------------------------------
RMA New Jersey                                                       58,357
---------------------------------------------------------------------------

UBS Global AM serves as sub-advisor and sub-administrator to the Funds pursuant to Sub-Advisory and Sub-Administration Contracts between UBS PaineWebber and UBS Global AM (each a "Sub-Advisory Contract"). In accordance with each Sub-Advisory Contract, UBS PaineWebber (not the Funds) pays UBS Global AM a fee, accrued daily and paid monthly, at an annual rate of 20% of the fee paid by the Funds to UBS PaineWebber under the Advisory Contract.


------------------
* UBS PaineWebber is a service mark of UBS AG.


--------------------------------------------------------------------------------

UBS PaineWebber RMA

Notes to Financial Statements (unaudited)

Distribution Plan

UBS Global AM is the principal underwriter of each Fund's shares. Under the plans of distribution, U.S. Government Portfolio, RMA Tax-Free, RMA California and RMA New York are authorized to pay UBS Global AM a monthly service fee at the annual rate of up to 0.15% of average daily net assets and RMA New Jersey is authorized to pay at the annual rate of up to 0.12% of average daily net assets for providing certain shareholder services. Currently, UBS Global AM is compensated for providing such services at the annual rate of 0.125% for each of those Funds except for RMA New Jersey, which pays at the annual rate of 0.12%. No such fees are charged by UBS Global AM for the similar services it provides for the Money Market Portfolio. At December 31, 2002, the Funds owed UBS Global AM for such service fees as follows:

U.S. Government Portfolio                                            $274,552
-----------------------------------------------------------------------------
RMA Tax-Free                                                          367,140
-----------------------------------------------------------------------------
RMA California                                                         85,477
-----------------------------------------------------------------------------
RMA New York                                                           60,941
-----------------------------------------------------------------------------
RMA New Jersey                                                         14,006
-----------------------------------------------------------------------------

Securities Lending

Each Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Funds receive compensation, which is included in interest income, for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. Government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS PaineWebber and other affiliated broker-dealers have been approved as borrowers under the Funds' securities lending program. At December 31, 2002, RMA Money Market Fund and RMA U.S. Government Fund had securities on loan having a market value of $2,330,281,092 and $199,855,000, respectively. For the six months ended December 31, 2002, Money Market Portfolio and U.S. Government Portfolio earned $723,036 and $124,844, respectively, for lending its securities, net of rebates, fees and expenses. Money Market Portfolio and U.S. Government Portfolio paid UBS PaineWebber $242,726 and $41,942, respectively, for services performed in its capacity as the Funds' lending agent for the six months ended December 31, 2002.


--------------------------------------------------------------------------------
48

UBS PaineWebber RMA

Notes to Financial Statements (unaudited)

At December 31, 2002, Money Market Portfolio and U.S. Government Portfolio owed UBS PaineWebber $69,769 and $8,812, respectively, in compensation.

Transfer Agency Related Services Fees

UBS PaineWebber provides transfer agency related services to the Funds pursuant to a delegation of authority from PFPC, Inc. ("PFPC"), the Funds' transfer agent, and is compensated for these services by PFPC, not the Funds. For the six months ended December 31, 2002, UBS PaineWebber received an approximate percentage of the total transfer agency and related services fees paid by a Fund to PFPC from PFPC, not the Funds, as follows:

Money Market Portfolio                                                       51%
-------------------------------------------------------------------------------
U.S. Government Portfolio                                                    55%
-------------------------------------------------------------------------------
RMA Tax-Free                                                                 54%
-------------------------------------------------------------------------------
RMA California                                                               55%
-------------------------------------------------------------------------------
RMA New York                                                                 55%
-------------------------------------------------------------------------------
RMA New Jersey                                                               60%
-------------------------------------------------------------------------------

Other Liabilities

At December 31, 2002, the Funds had the following liabilities outstanding:

                   Securities                                   Payable for     Payable
                    Lending           Loan        Dividends     Investments        to       Other Accrued
                    Payable          Payable       Payable       Purchased     Custodian      Expenses*
---------------------------------------------------------------------------------------------------------
Money Market
 Portfolio       $2,377,702,197             --    $4,595,912    $149,090,000          --      $3,230,182
---------------------------------------------------------------------------------------------------------
U.S. Government
 Portfolio          203,719,832             --       552,167              --          --         215,326
---------------------------------------------------------------------------------------------------------
RMA Tax-Free                 --    $60,247,000       589,645      90,955,000          --         192,797
---------------------------------------------------------------------------------------------------------
RMA California               --             --       126,348              --          --          74,244
---------------------------------------------------------------------------------------------------------
RMA New York                 --             --       100,555      12,800,000    $296,601          70,879
---------------------------------------------------------------------------------------------------------
RMA New Jersey               --             --        19,435       3,000,000          --          31,556
---------------------------------------------------------------------------------------------------------

* Excludes investment advisory and administration fees and service fees where applicable.

Money Market Fund Insurance Bonds

At December 31, 2002, each Fund (except U.S. Government Portfolio) had insurance bonds that provided limited coverage for certain loss events involving certain money market instruments held by each of these Funds. These loss events include non-payment of principal or interest or a bankruptcy or insolvency of the issuer or credit enhancement provider (if any). The insurance bonds provided for coverage up to $200 million for a number of funds with a deductible of 30 basis points (0.30%) of the total assets of each Fund for First Tier Securities, determined as of the close of business on the first business day prior to the loss event. In the event


--------------------------------------------------------------------------------

UBS PaineWebber RMA

Notes to Financial Statements (unaudited)

of a loss covered under the insurance bonds, each Fund would have expected to retain the security in its portfolio, rather than having to sell it at its current market value, until the date of payment of the loss, which would generally be no later than the maturity of the security. While the insurance bonds were intended to provide some protection against credit risk and to help each Fund maintain a constant price per share of $1.00, there was no guarantee that the insurance bonds would have done so. For the six months ended December 31, 2002, the Funds did not use these insurance bonds.

Federal Tax Status

Each Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year, substantially all of its net investment income, realized capital gains and certain other amounts, if any, the Funds intend not to be subject to a federal excise tax.

The components of accumulated earnings on a tax basis will be calculated at the Fund's fiscal year ending June 30, 2003.

The tax character of distributions paid to shareholders by the Funds for the current fiscal year will be calculated at the Funds' fiscal year ending June 30, 2003.

The tax character of distributions paid to shareholders by the Money Market Portfolio and U.S. Government Portfolio during the fiscal year ended June 30, 2002, was ordinary income. The tax character of distributions paid to shareholders by RMA Tax-Free, RMA California, RMA New York and RMA New Jersey during the fiscal year ended June 30, 2002, was tax-exempt income.

At June 30, 2002, the following Funds had net capital loss carryforwards available as reductions, to the extent provided in the regulations, of future net realized capital gains. These losses expire as follows:

Fiscal Year                                                 RMA          RMA
 Ending                                                  Tax-Free     California
--------------------------------------------------------------------------------
2003                                                         --        $37,644
--------------------------------------------------------------------------------
2004                                                       $108         23,373
--------------------------------------------------------------------------------
2005                                                         --             --
--------------------------------------------------------------------------------
                                                           $108        $61,017
--------------------------------------------------------------------------------

In accordance with U.S. Treasury regulations, U.S. Government Portfolio, RMA Tax-Free and RMA New Jersey have elected to defer, respectively, $66,251, $733 and $30 of net realized capital losses arising after October 31, 2001. Such losses are treated for tax purposes as arising on July 1, 2002.


--------------------------------------------------------------------------------
50

UBS PaineWebber RMA

Notes to Financial Statements (unaudited)

Bank Line of Credit

RMA Tax-Free may participate with other funds managed, advised or sub-advised by UBS Global AM in a $300 million committed credit facility (the "Facility") with UBS AG, Stamford Branch, to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of RMA Tax-Free at the request of the shareholders and other temporary or emergency purposes.

Under the Facility arrangement, RMA Tax-Free has agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Facility. Interest is charged to RMA Tax-Free at rates based on prevailing market rates in effect at the time of borrowings. For the six months ended December 31, 2002, RMA Tax-Free had an average daily amount of borrowing outstanding under the Facility of $37,554,500 for two days with a related weighted average annualized interest rate of 1.90%, which resulted in $921 of interest expense. For the six months ended December 31, 2002, RMA Tax-Free paid a commitment fee of $23,181 to UBS AG.

Capital Share Transactions

There are 60 billion $0.001 par value authorized shares of common stock relating to Money Market Portfolio, 10 billion $0.001 par value authorized shares of common stock relating to the U.S. Government Portfolio and 20 billion $0.001 par value authorized shares of common stock relating to RMA Tax-Free. Transactions in capital shares, at $1.00 per share, were as follows:

For the Six Months Ended                 Money Market         U.S. Government             RMA
December 31, 2002:                         Portfolio             Portfolio              Tax-Free
---------------------------------------------------------------------------------------------------
Shares sold                              71,836,785,481         8,218,223,617         9,510,553,988
---------------------------------------------------------------------------------------------------
Shares repurchased                      (72,898,424,888)       (8,096,352,605)       (9,537,578,427)
---------------------------------------------------------------------------------------------------
Dividends reinvested                        147,718,548            15,172,850            13,689,148
---------------------------------------------------------------------------------------------------
Net increase (decrease) in shares
 outstanding                               (913,920,859)          137,043,862           (13,335,291)
---------------------------------------------------------------------------------------------------

For the Year Ended                     Money Market             U.S. Government              RMA
June 30, 2002:                          Portfolio                  Portfolio              Tax-Free
------------------------------------------------------------------------------------------------------
Shares sold                           153,678,521,921            13,381,868,290         19,245,238,308
------------------------------------------------------------------------------------------------------
Shares repurchased                   (154,066,937,112)          (13,074,060,124)       (19,319,463,245)
------------------------------------------------------------------------------------------------------
Dividends reinvested                      538,016,521                48,752,863             43,377,982
------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares
 outstanding                              149,601,330               356,561,029            (30,846,955)
------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

UBS PaineWebber RMA

Notes to Financial Statements (unaudited)

Beneficial Interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized for RMA California, RMA New York and RMA New Jersey. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                          RMA California         RMA New York       RMA New Jersey
For the Six Months Ended                 Municipal Money       Municipal Money      Municipal Money
December 31, 2002:                             Fund                  Fund                Fund
---------------------------------------------------------------------------------------------------
Shares sold                                2,122,066,035         1,938,529,039        482,641,331
---------------------------------------------------------------------------------------------------
Shares repurchased                        (2,083,526,579)       (1,933,249,390)      (475,032,064)
---------------------------------------------------------------------------------------------------
Dividends reinvested                           2,870,460             2,201,110            453,519
---------------------------------------------------------------------------------------------------
Net increase in shares outstanding            41,409,916             7,480,759          8,062,786
---------------------------------------------------------------------------------------------------

                                        RMA California         RMA New York       RMA New Jersey
For the Year Ended                     Municipal Money       Municipal Money      Municipal Money
June 30, 2002:                               Fund                  Fund                Fund
-------------------------------------------------------------------------------------------------
Shares sold                              3,977,382,059         3,724,376,063        832,521,578
-------------------------------------------------------------------------------------------------
Shares repurchased                      (3,992,761,726)       (3,746,149,537)      (807,408,773)
-------------------------------------------------------------------------------------------------
Dividends reinvested                         9,072,731             6,623,829          1,224,442
-------------------------------------------------------------------------------------------------
Net increase (decrease) in shares
 outstanding                                (6,306,936)          (15,149,645)        26,337,247
-------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
52

UBS PaineWebber RMA Money Market Portfolio

Financial Highlights

Selected data for a share of common stock outstanding throughout each period is presented below:

                            For the Six
                           Months Ended                              For the Years Ended June 30,
                         December 31, 2002   ---------------------------------------------------------------------------
                            (unaudited)         2002            2001            2000            1999            1998
------------------------------------------------------------------------------------------------------------------------
Net asset value,
 beginning of period              $1.00            $1.00           $1.00           $1.00           $1.00           $1.00
------------------------------------------------------------------------------------------------------------------------
Net investment income             0.007            0.022           0.055           0.052           0.046           0.051
------------------------------------------------------------------------------------------------------------------------
Dividends from net
 investment income               (0.007)          (0.022)         (0.055)         (0.052)         (0.046)         (0.051)
------------------------------------------------------------------------------------------------------------------------
Net asset value,
 end of period                    $1.00            $1.00           $1.00           $1.00           $1.00           $1.00
------------------------------------------------------------------------------------------------------------------------
Total investment
 return(1)                         0.65%            2.25%           5.61%           5.29%           4.76%           5.21%
------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
Net assets, end
 of period (000's)          $21,855,112      $22,768,982     $22,609,063     $15,821,189     $13,446,140     $11,135,226
------------------------------------------------------------------------------------------------------------------------
Expenses to average
 net assets                        0.62%*           0.60%           0.59%           0.59%           0.59%           0.60%
------------------------------------------------------------------------------------------------------------------------
Net investment income to
 average net assets                1.28%*           2.21%           5.42%           5.19%           4.64%           5.09%
------------------------------------------------------------------------------------------------------------------------

*    Annualized.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.


--------------------------------------------------------------------------------

UBS PaineWebber RMA U.S. Government Portfolio

Financial Highlights

Selected data for a share of common stock outstanding throughout each period is presented below:

                             For the Six
                            Months Ended                          For the Years Ended June 30,
                          December 31, 2002  ----------------------------------------------------------------------
                             (unaudited)        2002           2001           2000           1999           1998
-------------------------------------------------------------------------------------------------------------------
Net asset value,
 beginning of period              $1.00           $1.00          $1.00          $1.00          $1.00          $1.00
-------------------------------------------------------------------------------------------------------------------
Net investment income             0.006           0.021          0.052          0.048          0.044          0.049
-------------------------------------------------------------------------------------------------------------------
Dividends from net
 investment income               (0.006)         (0.021)        (0.052)        (0.048)        (0.044)        (0.049)
-------------------------------------------------------------------------------------------------------------------
Net asset value,
 end of period                    $1.00           $1.00          $1.00          $1.00          $1.00          $1.00
-------------------------------------------------------------------------------------------------------------------
Total investment return(1)         0.61%           2.12%          5.31%          4.88%          4.45%          5.05%
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
Net assets, end
 of period (000's)           $2,493,872      $2,356,829     $2,000,303     $1,670,845     $1,354,594     $1,179,575
-------------------------------------------------------------------------------------------------------------------
Expenses to average
 net assets                        0.56%*          0.57%          0.57%          0.59%          0.60%          0.57%
-------------------------------------------------------------------------------------------------------------------
Net investment income to
 average net assets                1.20%*          2.06%          5.15%          4.81%          4.35%          4.93%
-------------------------------------------------------------------------------------------------------------------

*    Annualized.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.


--------------------------------------------------------------------------------
54

UBS PaineWebber RMA Tax-Free Fund, Inc.

Financial Highlights

Selected data for a share of common stock outstanding throughout each period is presented below:

                             For the Six
                            Months Ended                          For the Years Ended June 30,
                          December 31, 2002  ----------------------------------------------------------------------
                             (unaudited)        2002           2001           2000           1999           1998
-------------------------------------------------------------------------------------------------------------------
Net asset value,
 beginning of period              $1.00           $1.00          $1.00          $1.00          $1.00          $1.00
-------------------------------------------------------------------------------------------------------------------
Net investment income             0.004           0.012          0.032          0.031          0.026          0.031
-------------------------------------------------------------------------------------------------------------------
Dividends from net
 investment income               (0.004)         (0.012)        (0.032)        (0.031)        (0.026)        (0.031)
-------------------------------------------------------------------------------------------------------------------
Net asset value,
 end of period                    $1.00           $1.00          $1.00          $1.00          $1.00          $1.00
-------------------------------------------------------------------------------------------------------------------
Total investment return(1)         0.41%           1.24%          3.28%          3.10%          2.67%          3.10%
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
Net assets, end
 of period (000's)           $3,242,184      $3,255,520     $3,286,150     $2,593,878     $2,424,938     $2,271,969
-------------------------------------------------------------------------------------------------------------------
Expenses to average
 net assets                        0.61%*          0.60%          0.59%          0.60%          0.59%          0.58%
-------------------------------------------------------------------------------------------------------------------
Net investment income to
 average net assets                0.81%*          1.23%          3.20%          3.06%          2.63%          3.06%
-------------------------------------------------------------------------------------------------------------------

*    Annualized.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.


--------------------------------------------------------------------------------

UBS PaineWebber RMA California Municipal Money Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                             For the Six
                            Months Ended                           For the Years Ended June 30,
                          December 31, 2002  ----------------------------------------------------------------------
                             (unaudited)         2002           2001           2000           1999           1998
-------------------------------------------------------------------------------------------------------------------
Net asset value,
 beginning of period              $1.00           $1.00          $1.00          $1.00          $1.00          $1.00
-------------------------------------------------------------------------------------------------------------------
Net investment income             0.004           0.011          0.027          0.026          0.023          0.028
-------------------------------------------------------------------------------------------------------------------
Dividends from net
 investment income               (0.004)         (0.011)        (0.027)        (0.026)        (0.023)        (0.028)
-------------------------------------------------------------------------------------------------------------------
Net asset value,
 end of period                    $1.00           $1.00          $1.00          $1.00          $1.00          $1.00
-------------------------------------------------------------------------------------------------------------------
Total investment return(1)         0.36%           1.10%          2.75%          2.59%          2.31%          2.87%
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
Net assets, end
 of period (000's)             $795,074        $753,664       $759,961       $626,424       $575,296       $566,957
-------------------------------------------------------------------------------------------------------------------
Expenses to average
 net assets                        0.65%*          0.65%          0.66%          0.65%          0.67%          0.65%
-------------------------------------------------------------------------------------------------------------------
Net investment income to
 average net assets                0.71%*          1.09%          2.70%          2.56%          2.28%          2.83%
-------------------------------------------------------------------------------------------------------------------

*    Annualized.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.


--------------------------------------------------------------------------------
56

UBS PaineWebber RMA New York Municipal Money Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                              For the Six
                             Months Ended                             For the Years Ended June 30,
                           December 31, 2002  ---------------------------------------------------------------------------
                              (unaudited)          2002            2001            2000            1999            1998
-------------------------------------------------------------------------------------------------------------------------
Net asset value
 beginning of period               $1.00            $1.00           $1.00           $1.00           $1.00           $1.00
-------------------------------------------------------------------------------------------------------------------------
Net investment income              0.004            0.011           0.030           0.029           0.025           0.029
-------------------------------------------------------------------------------------------------------------------------
Dividends from net
 investment income                (0.004)          (0.011)         (0.030)         (0.029)         (0.025)         (0.029)
-------------------------------------------------------------------------------------------------------------------------
Net asset value,
 end of period                     $1.00            $1.00           $1.00           $1.00           $1.00           $1.00
-------------------------------------------------------------------------------------------------------------------------
Total investment return(1)          0.37%            1.08%           3.04%           2.93%           2.50%           2.97%
-------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
Net assets, end
 of period (000's)              $566,805         $559,341        $574,490        $437,253        $372,880        $339,391
-------------------------------------------------------------------------------------------------------------------------
Expenses to average
 net assets                         0.67%*           0.68%           0.69%           0.67%           0.65%           0.65%
-------------------------------------------------------------------------------------------------------------------------
Net investment income to
 average net assets                 0.74%*           1.07%           2.95%           2.90%           2.46%           2.92%
-------------------------------------------------------------------------------------------------------------------------

*    Annualized.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.


--------------------------------------------------------------------------------

UBS PaineWebber RMA New Jersey Municipal Money Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                              For the Six
                             Months Ended                              For the Years Ended June 30,
                           December 31, 2002     ------------------------------------------------------------------------
                              (unaudited)          2002            2001            2000            1999           1998
-------------------------------------------------------------------------------------------------------------------------
Net asset value,
 beginning of period               $1.00            $1.00           $1.00           $1.00           $1.00           $1.00
-------------------------------------------------------------------------------------------------------------------------
Net investment income              0.003            0.010           0.028           0.027           0.022           0.026
-------------------------------------------------------------------------------------------------------------------------
Dividends from net
 investment income                (0.003)          (0.010)         (0.028)         (0.027)         (0.022)         (0.026)
-------------------------------------------------------------------------------------------------------------------------
Net asset value,
 end of period                     $1.00            $1.00           $1.00           $1.00           $1.00           $1.00
-------------------------------------------------------------------------------------------------------------------------
Total investment return(1)          0.33%            0.97%           2.86%           2.72%           2.21%           2.67%
-------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
Net assets, end
 of period (000's)              $136,562         $128,500        $102,162         $93,276         $62,972         $48,279
-------------------------------------------------------------------------------------------------------------------------
Expenses to average
 net assets                         0.71%*           0.77%           0.79%           0.78%           0.89%           0.85%
-------------------------------------------------------------------------------------------------------------------------
Net investment income to
 average net assets                 0.65%*           0.94%           2.77%           2.69%           2.18%           2.64%
-------------------------------------------------------------------------------------------------------------------------

*    Annualized.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.


--------------------------------------------------------------------------------
58

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

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

Directors/Trustees
E. Garrett Bewkes, Jr.         George W. Gowen
Chairman
                               William W. Hewitt, Jr.
Margo N. Alexander
                               Morton L. Janklow
Richard Q. Armstrong
                               Frederic V. Malek
David J. Beaubien
                               Carl W. Schafer
Richard R. Burt
                               William D. White
Meyer Feldberg

Principal Officers
Brian M. Storms                Debbie Baggett
President                      Vice President
                               (Tax-Free Funds)

Amy R. Doberman                Paul H. Schubert
Vice President and Secretary   Vice President and Treasurer

Susan P. Ryan
Vice President
(Taxable Funds)

Investment Advisor and
Administrator

UBS PaineWebber Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Sub-Advisor, Sub-Administrator
and Principal Underwriter

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

The financial information included herein is taken from the records of the Funds without examination by independent auditors who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of a Fund unless accompanied or preceded by an effective prospectus.

(C)2003 UBS Global Asset Management (US) Inc. All rights reserved.

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